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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: May 31

Date of reporting period: February 28, 2018

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Dividend Income Fund, February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.9%
Issuer	Shares	Value ($)
Consumer Discretionary 7.9%
Hotels, Restaurants & Leisure 1.0%
McDonald’s Corp.	675,500	106,553,370
Media 3.7%
Comcast Corp., Class A	6,657,600	241,071,696
Time Warner, Inc.	1,104,283	102,654,148
Walt Disney Co. (The)	749,040	77,270,966
Total		420,996,810
Specialty Retail 3.2%
Home Depot, Inc. (The)	1,671,000	304,573,170
TJX Companies, Inc. (The)	747,051	61,766,177
Total		366,339,347
Total Consumer Discretionary		893,889,527
Consumer Staples 10.4%
Beverages 2.1%
Coca-Cola European Partners PLC	1,228,000	46,688,560
PepsiCo, Inc.	1,688,840	185,316,413
Total		232,004,973
Food & Staples Retailing 1.8%
CVS Health Corp.	1,249,868	84,653,560
Walmart, Inc.	1,361,650	122,562,116
Total		207,215,676
Food Products 1.7%
General Mills, Inc.	1,570,000	79,363,500
Kellogg Co.	1,736,137	114,932,269
Total		194,295,769
Household Products 1.5%
Kimberly-Clark Corp.	610,000	67,661,200
Procter & Gamble Co. (The)	1,260,000	98,935,200
Total		166,596,400
Tobacco 3.3%
Altria Group, Inc.	2,355,728	148,293,078
Philip Morris International, Inc.	2,230,000	230,916,500
Total		379,209,578
Total Consumer Staples		1,179,322,396
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 5.4%
Oil, Gas & Consumable Fuels 5.4%
Chevron Corp.	1,664,020	186,237,118
Exxon Mobil Corp.	2,960,906	224,259,021
Suncor Energy, Inc.	3,228,470	106,281,232
Valero Energy Corp.	1,042,000	94,217,640
Total		610,995,011
Total Energy		610,995,011
Financials 18.7%
Banks 10.3%
Bank of America Corp.	4,625,000	148,462,500
BB&T Corp.	1,700,000	92,395,000
JPMorgan Chase & Co.	4,020,000	464,310,000
PNC Financial Services Group, Inc. (The)	1,312,825	206,979,990
U.S. Bancorp	2,162,000	117,526,320
Wells Fargo & Co.	2,501,425	146,108,234
Total		1,175,782,044
Capital Markets 5.2%
BlackRock, Inc.	320,550	176,119,786
CME Group, Inc.	1,190,000	197,730,400
Northern Trust Corp.	1,036,000	109,681,320
T. Rowe Price Group, Inc.	950,000	106,305,000
Total		589,836,506
Insurance 3.2%
Chubb Ltd.	1,280,000	181,657,600
Marsh & McLennan Companies, Inc.	2,192,000	181,979,840
Total		363,637,440
Total Financials		2,129,255,990
Health Care 10.4%
Biotechnology 1.0%
AbbVie, Inc.	975,455	112,986,952
Health Care Equipment & Supplies 0.6%
Medtronic PLC	822,800	65,733,492
Health Care Providers & Services 0.6%
UnitedHealth Group, Inc.	338,500	76,555,160
Pharmaceuticals 8.2%
Bristol-Myers Squibb Co.	760,000	50,312,000

Columbia Dividend Income Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Eli Lilly & Co.	575,000	44,286,500
Johnson & Johnson	3,226,786	419,094,966
Merck & Co., Inc.	3,800,000	206,036,000
Pfizer, Inc.	5,895,000	214,047,450
Total		933,776,916
Total Health Care		1,189,052,520
Industrials 15.6%
Aerospace & Defense 5.8%
Boeing Co. (The)	419,197	151,837,345
General Dynamics Corp.	996,781	221,733,934
Lockheed Martin Corp.	807,062	284,440,931
Total		658,012,210
Commercial Services & Supplies 1.0%
Waste Management, Inc.	1,363,171	117,668,921
Industrial Conglomerates 3.6%
3M Co.	700,000	164,857,000
Honeywell International, Inc.	1,640,000	247,820,400
Total		412,677,400
Machinery 3.2%
Cummins, Inc.	478,236	80,424,948
Ingersoll-Rand PLC	1,012,064	89,871,283
Parker-Hannifin Corp.	522,500	93,250,575
Stanley Black & Decker, Inc.	588,000	93,603,720
Total		357,150,526
Road & Rail 2.0%
Union Pacific Corp.	1,775,693	231,284,013
Total Industrials		1,776,793,070
Information Technology 17.9%
Communications Equipment 2.3%
Cisco Systems, Inc.	5,830,000	261,067,400
IT Services 1.9%
Accenture PLC, Class A	463,675	74,656,312
Automatic Data Processing, Inc.	1,220,000	140,690,400
Total		215,346,712
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.5%
Broadcom Ltd.	642,497	158,349,811
Intel Corp.	3,868,720	190,689,209
KLA-Tencor Corp.	635,648	72,025,275
Texas Instruments, Inc.	1,847,953	200,225,707
Total		621,290,002
Software 5.0%
Microsoft Corp.	6,132,555	575,049,682
Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc.	2,066,556	368,094,955
Total Information Technology		2,040,848,751
Materials 2.2%
Chemicals 1.5%
DowDuPont, Inc.	1,612,735	113,375,270
LyondellBasell Industries NV, Class A	475,000	51,404,500
Total		164,779,770
Containers & Packaging 0.7%
International Paper Co.	468,398	27,911,837
Sonoco Products Co.	1,146,000	54,973,620
Total		82,885,457
Total Materials		247,665,227
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITS) 3.1%
American Tower Corp.	250,000	34,832,500
AvalonBay Communities, Inc.	111,997	17,473,772
Crown Castle International Corp.	535,362	58,921,942
Digital Realty Trust, Inc.	692,958	69,739,293
Duke Realty Corp.	1,206,500	29,885,005
Equity LifeStyle Properties, Inc.	339,775	28,748,363
Essex Property Trust, Inc.	143,400	32,097,222
Public Storage	439,700	85,495,268
Total		357,193,365
Total Real Estate		357,193,365
Telecommunication Services 1.5%
Diversified Telecommunication Services 1.5%
AT&T, Inc.	4,718,940	171,297,522
Total Telecommunication Services		171,297,522

2	Columbia Dividend Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.8%
Electric Utilities 2.0%
American Electric Power Co., Inc.	1,266,345	83,046,905
Eversource Energy	1,049,500	59,821,500
NextEra Energy, Inc.	525,000	79,878,750
Total		222,747,155
Multi-Utilities 1.8%
CMS Energy Corp.	1,605,000	68,132,250
Dominion Energy, Inc.	705,000	52,219,350
WEC Energy Group, Inc.	1,425,132	85,393,910
Total		205,745,510
Total Utilities		428,492,665
Total Common Stocks (Cost $6,459,276,258)		11,024,806,044

Exchange-Traded Funds 0.7%
	Shares	Value ($)
SPDR S&P 500 ETF Trust	285,000	77,420,250
Total Exchange-Traded Funds (Cost $58,386,100)		77,420,250

Money Market Funds 2.2%

Columbia Short-Term Cash Fund, 1.544%(a),(b)	248,929,808	248,904,915
Total Money Market Funds (Cost $248,930,514)		248,904,915
Total Investments (Cost: $6,766,592,872)		11,351,131,209
Other Assets & Liabilities, Net		18,875,469
Net Assets		11,370,006,678

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at February 28, 2018.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.544%
	261,665,545	477,739,166	(490,474,903)	248,929,808	1,791	(24,893)	1,937,146	248,904,915
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Dividend Income Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, February 28, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	893,889,527	—	—	—	893,889,527
Consumer Staples	1,179,322,396	—	—	—	1,179,322,396
Energy	610,995,011	—	—	—	610,995,011
Financials	2,129,255,990	—	—	—	2,129,255,990
Health Care	1,189,052,520	—	—	—	1,189,052,520
Industrials	1,776,793,070	—	—	—	1,776,793,070
Information Technology	2,040,848,751	—	—	—	2,040,848,751
Materials	247,665,227	—	—	—	247,665,227
Real Estate	357,193,365	—	—	—	357,193,365
Telecommunication Services	171,297,522	—	—	—	171,297,522
Utilities	428,492,665	—	—	—	428,492,665
Total Common Stocks	11,024,806,044	—	—	—	11,024,806,044
Exchange-Traded Funds	77,420,250	—	—	—	77,420,250
Money Market Funds	—	—	—	248,904,915	248,904,915
Total Investments	11,102,226,294	—	—	248,904,915	11,351,131,209
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Dividend Income Fund | Quarterly Report 2018

Portfolio of Investments
Columbia High Yield Municipal Fund, February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 0.6%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New York 0.6%
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
VRDN Series 2012 (State Street Bank)
06/15/2032	1.120%	4,500,000	4,500,000
Total Floating Rate Notes (Cost $4,500,000)			4,500,000

Municipal Bonds 98.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 2.4%
Industrial Development Authority of the County of Pima (The)(c)
Revenue Bonds
American Leadership Academy Project
Series 2017
06/15/2047	5.000%	4,150,000	4,076,752
La Paz County Industrial Development Authority(c)
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2036	5.000%	1,200,000	1,247,028
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2046	5.000%	1,500,000	1,545,600
Maricopa County Industrial Development Authority(c)
Revenue Bonds
Christian Care Surprise, Inc. Project
Series 2016
01/01/2048	6.000%	3,595,000	3,646,265
Maricopa County Pollution Control Corp.
Revenue Bonds
El Paso Electric Co. Project
Series 2009B
04/01/2040	7.250%	3,600,000	3,797,352
Surprise Municipal Property Corp.
Revenue Bonds
Series 2007
04/01/2032	4.900%	2,000,000	2,002,980
Tempe Industrial Development Authority(c)
Revenue Bonds
Mirabella at ASU Project
Series 2017A
10/01/2047	6.125%	1,400,000	1,432,998
Total			17,748,975
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 8.1%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2039	5.000%	900,000	1,006,938
California Municipal Finance Authority(d),(e)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/2032	0.000%	1,835,000	275,250
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2037	5.000%	1,250,000	1,393,725
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2044	5.250%	1,500,000	1,588,845
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/2039	6.250%	2,750,000	2,905,705
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	5,000,000	5,402,500
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2034	5.000%	1,775,000	1,905,533
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/2022	7.375%	50,000	51,199
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2045	5.000%	500,000	545,695
City of Santa Maria Water & Wastewater(f)
Refunding Revenue Bonds
Series 2012A
02/01/2025	0.000%	3,100,000	2,444,288
City of Upland
Certificate of Participation
San Antonio Community Hospital
Series 2011
01/01/2041	6.500%	5,000,000	5,654,400

Columbia High Yield Municipal Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Compton Unified School District(f)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C
06/01/2025	0.000%	2,310,000	1,891,105
County of Sacramento Airport System
Revenue Bonds
Subordinated Series 2009D
07/01/2035	6.000%	2,500,000	2,537,375
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program
Revenue Bonds
Series 2012A
12/01/2025	3.500%	3,760,000	3,882,426
Empire Union School District(f)
Special Tax Bonds
Communities Facilities District No. 1987-1
Series 2002A (AMBAC)
10/01/2021	0.000%	1,665,000	1,517,364
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/2043	6.500%	5,000,000	5,882,200
Hesperia Public Financing Authority
Tax Allocation Bonds
Redevelopment & Housing Projects
Series 2007A (SGI)
09/01/2027	5.500%	5,430,000	5,445,638
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2039	6.500%	5,000,000	6,943,850
Oakdale Public Financing Authority
Tax Allocation Bonds
Central City Redevelopment Project
Series 2004
06/01/2033	5.375%	2,000,000	2,000,200
Palomar Health
Certificate of Participation
Series 2010
11/01/2041	6.000%	2,500,000	2,785,700
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	1,845,000	2,014,168
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2012
04/01/2042	5.000%	3,000,000	3,285,510
Total			61,359,614
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado 3.0%
Colliers Hill Metropolitan District No. 2
Limited General Obligation Bonds
Senior Bonds
Series 2017A
12/01/2047	6.500%	4,380,000	4,413,857
Colorado Health Facilities Authority
Refunding Revenue Bonds
NCMC, Inc. Project
Series 2016
05/15/2032	4.000%	3,535,000	3,698,777
Revenue Bonds
Senior Living - Ralston Creek at Arvada
Series 2017
11/01/2052	6.000%	5,000,000	5,094,950
Leyden Rock Metropolitan District No. 10
Limited General Obligation Bonds
Series 2016A
12/01/2045	5.000%	1,000,000	1,013,640
Palisade Metropolitan District No. 2
Limited General Obligation Bonds
Series 2016
12/01/2046	5.000%	1,500,000	1,505,850
Regional Transportation District
Certificate of Participation
Series 2014A
06/01/2039	5.000%	5,000,000	5,487,050
Sierra Ridge Metropolitan District No. 2
Senior Limited General Obligation Bonds
Series 2016A
12/01/2046	5.500%	1,500,000	1,529,475
Total			22,743,599
Connecticut 0.8%
Connecticut State Health & Educational Facilities Authority(c)
Revenue Bonds
Church Home of Hartford, Inc. Project
Series 2016
09/01/2053	5.000%	1,750,000	1,782,743
Harbor Point Infrastructure Improvement District
Prerefunded 04/01/20 Tax Allocation Bonds
Harbor Point Project
Series 2010A
04/01/2039	7.875%	4,000,000	4,501,840
Total			6,284,583
Delaware 0.2%
Centerline Equity Issuer Trust(c),(d)
Secured AMT
05/14/2004
05/15/2019	6.300%	1,000,000	1,049,930

2	Columbia High Yield Municipal Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Wilmington(d)
Revenue Bonds
Housing-Electra Arms Senior Associates Project
Series 1998 AMT
06/01/2028	6.250%	595,000	595,321
Total			1,645,251
District of Columbia 0.7%
District of Columbia
Revenue Bonds
Ingleside Rock Creek Project
Series 2017
07/01/2052	5.000%	1,000,000	1,028,480
Metropolitan Washington Airports Authority(d)
Revenue Bonds
Airport System
Series 2012A AMT
10/01/2024	5.000%	4,000,000	4,455,840
Total			5,484,320
Florida 9.9%
Capital Trust Agency, Inc.(c)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2050	7.125%	2,000,000	2,102,160
City of Lakeland
Refunding Revenue Bonds
1st Mortgage-Carpenters Home Estates
Series 2008
01/01/2028	6.250%	675,000	690,363
01/01/2043	6.375%	2,250,000	2,295,855
Revenue Bonds
Lakeland Regional Health
Series 2015
11/15/2040	5.000%	5,000,000	5,416,400
City of Orlando
Refunding Revenue Bonds
Senior Lien Tourist Development Tax
Series 2017 (AGM)
11/01/2037	5.000%	1,725,000	1,944,575
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project
Series 2016
12/01/2055	5.000%	3,000,000	3,185,670
County of Miami-Dade(f)
Revenue Bonds
Capital Appreciation
Subordinated Series 2009B
10/01/2041	0.000%	10,000,000	3,517,800
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Miami-Dade
Subordinated Refunding Revenue Bonds
Series 2012B
10/01/2037	5.000%	1,530,000	1,679,252
County of Miami-Dade Aviation
Refunding Revenue Bonds
Series 2016
10/01/2030	5.000%	1,310,000	1,510,089
Florida Development Finance Corp.(c)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/2044	6.000%	6,100,000	5,688,372
Renaissance Charter School
Series 2015
06/15/2046	6.125%	4,900,000	5,078,360
Southwest Charter Foundation, Inc. Project
Series 2017A
06/15/2047	6.125%	5,360,000	5,326,875
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2010A
09/15/2040	6.000%	3,750,000	3,902,475
Series 2012A
06/15/2043	6.125%	5,500,000	5,735,070
Renaissance Charter School Projects
Series 2013A
06/15/2044	8.500%	5,000,000	5,750,950
Mid-Bay Bridge Authority
Prerefunded 10/01/21 Revenue Bonds
Series 2011A
10/01/2040	7.250%	4,000,000	4,722,040
Middle Village Community Development District
Special Assessment Bonds
Series 2004A
05/01/2035	6.000%	1,790,000	1,540,438
Orange County Health Facilities Authority
Refunding Revenue Bonds
Mayflower Retirement Center
Series 2012
06/01/2042	5.125%	750,000	788,475
Orlando Health, Inc.
Series 2016A
10/01/2034	5.000%	2,000,000	2,233,620
Orange County Industrial Development Authority(c),(d),(e)
Revenue Bonds
VITAG Florida LLC Project
Series 2014 AMT
07/01/2036	0.000%	5,000,000	2,897,250

Columbia High Yield Municipal Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palm Beach County Health Facilities Authority
Revenue Bonds
Sinai Residences Boca Raton
Series 2014
06/01/2049	7.500%	1,250,000	1,453,713
South Lake County Hospital District
Revenue Bonds
South Lake Hospital, Inc.
Series 2010A
04/01/2039	6.250%	2,000,000	2,076,360
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Bayview Project
Series 2007A
10/01/2041	5.250%	3,725,000	3,143,267
Westridge Community Development District(e)
Special Assessment Bonds
Series 2005
05/01/2037	0.000%	2,650,000	1,696,000
Total			74,375,429
Georgia 3.1%
DeKalb County Hospital Authority
Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09/01/2040	6.125%	4,500,000	4,820,220
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2047	5.000%	500,000	516,445
Georgia Housing & Finance Authority
Revenue Bonds
Single Family Mortgage
Series 2017A
12/01/2042	4.050%	3,000,000	3,052,530
Georgia State Road & Tollway Authority(c),(f)
Revenue Bonds
I-75 S Expressway
Series 2014S
06/01/2049	0.000%	9,100,000	6,011,915
Glynn-Brunswick Memorial Hospital Authority
Revenue Bonds
SE Georgia Health System Anticipation Certificates
Series 2017
08/01/2047	5.000%	355,000	385,803
Rockdale County Development Authority(d)
Revenue Bonds
Visy Paper Project
Series 2007A AMT
01/01/2034	6.125%	5,000,000	5,009,400
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Savannah Economic Development Authority
Refunding Revenue Bonds
Marshes Skidaway Island Project
Series 2013
01/01/2049	7.250%	3,500,000	3,965,500
Total			23,761,813
Guam 0.7%
Guam Department of Education(g)
Certificate of Participation
John F. Kennedy High School
Series 2010A
12/01/2040	6.875%	4,750,000	4,918,388
Hawaii 1.4%
State of Hawaii
Refunding Unlimited General Obligation Bonds
Series 2016FE
10/01/2027	5.000%	4,890,000	5,783,158
State of Hawaii Department of Budget & Finance
Prerefunded 11/15/19 Revenue Bonds
15 Craigside Project
Series 2009A
11/15/2044	9.000%	2,375,000	2,663,373
Revenue Bonds
Hawaii Pacific University
Series 2013A
07/01/2043	6.875%	1,800,000	1,892,430
Total			10,338,961
Idaho 0.6%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2049	8.125%	4,000,000	4,563,440
Illinois 11.7%
Chicago Board of Education(c)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,000,000	3,581,040
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	1,665,000	1,681,517
Project
Series 2015C
12/01/2039	5.250%	2,000,000	2,059,320
Series 2011A
12/01/2041	5.000%	1,110,000	1,106,859

4	Columbia High Yield Municipal Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016B
12/01/2046	6.500%	1,500,000	1,702,050
Chicago Park District
Limited General Obligation Bonds
Series 2015A
01/01/2040	5.000%	3,000,000	3,209,190
City of Chicago
Refunding Revenue Bonds
Series 2002
01/01/2030	5.000%	1,000,000	1,167,670
Refunding Unlimited General Obligation Bonds
Series 2005D
01/01/2033	5.500%	1,000,000	1,066,660
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/2040	5.000%	5,000,000	5,061,450
Series 2009C
01/01/2040	5.000%	2,500,000	2,525,400
Series 2015A
01/01/2039	5.500%	500,000	527,285
Series 2017A
01/01/2038	6.000%	5,235,000	5,932,145
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2033	5.250%	1,000,000	1,048,470
01/01/2036	5.000%	4,500,000	4,627,935
Series 2007F
01/01/2042	5.500%	1,000,000	1,052,770
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2035	5.000%	1,000,000	1,079,660
County of Cook
Unlimited General Obligation Refunding Bonds
Series 2018
11/15/2035	5.000%	450,000	498,105
Du Page County Special Service Area No. 31
Special Tax Bonds
Monarch Landing Project
Series 2006
03/01/2036	5.625%	697,000	698,568
Illinois Finance Authority
Prerefunded 04/01/21 Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/2043	7.000%	3,450,000	3,977,333
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 08/15/19 Revenue Bonds
Provena Health
Series 2009A
08/15/2034	7.750%	40,000	43,494
Refunding Revenue Bonds
DePaul University
Series 2016A
10/01/2034	4.000%	1,500,000	1,540,575
Unrefunded Revenue Bonds
Riverside Health System
Series 2009
11/15/2035	6.250%	1,190,000	1,266,267
Illinois Finance Authority(e)
Revenue Bonds
Leafs Hockey Club Project
Series 2007A
03/01/2037	0.000%	1,000,000	240,000
Illinois State Toll Highway Authority
Senior Revenue Bonds
Series 2016B
01/01/2037	5.000%	3,500,000	3,954,615
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Project
Series 2010B-2
06/15/2050	5.000%	5,000,000	5,082,750
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	3,750,000	3,982,275
Metropolitan Water Reclamation District of Greater Chicago
Green Unlimited General Obligation Bond
Series 2016E
12/01/2036	5.000%	2,225,000	2,483,389
Unlimited General Obligation Bonds
Green Bond
Series 2016E
12/01/2035	5.000%	1,620,000	1,812,019
Northern Illinois Municipal Power Agency
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	5,010,750
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/21 Revenue Bonds
Series 2010
06/01/2028	6.000%	5,000,000	5,655,950
Revenue Bonds
Series 2017
06/01/2027	5.000%	1,315,000	1,498,613

Columbia High Yield Municipal Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Illinois
Unlimited General Obligation Bonds
Series 2014
05/01/2029	5.000%	3,500,000	3,583,615
Series 2016
01/01/2041	5.000%	3,830,000	3,884,233
Village of Hillside
Tax Allocation Bonds
Senior Lien-Mannheim Redevelopment Project
Series 2008
01/01/2028	7.000%	5,240,000	5,349,568
Village of Lincolnshire
Special Tax Bonds
Sedgebrook Project
Series 2004
03/01/2034	6.250%	604,000	605,196
Total			88,596,736
Indiana 0.4%
Indiana Finance Authority
Revenue Bonds
BHI Senior Living
Series 2016A
11/15/2046	5.250%	2,500,000	2,710,400
Iowa 0.4%
Iowa Finance Authority(h)
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
11/15/2046	5.400%	2,138,019	2,213,106
Iowa Finance Authority(e)
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
05/15/2056	0.000%	401,062	4,231
Iowa Student Loan Liquidity Corp.(d)
Revenue Bonds
Senior Series 2011A-2 AMT
12/01/2030	5.850%	1,105,000	1,156,040
Total			3,373,377
Kansas 1.6%
City of Lenexa
Prerefunded 05/15/19 Revenue Bonds
Lakeview Village, Inc. Project
Series 2009
05/15/2029	7.125%	500,000	532,825
05/15/2039	7.250%	1,500,000	1,600,695
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Overland Park
Revenue Bonds
Prairiefire-Lionsgate Project
Series 2012
12/15/2032	6.000%	6,000,000	5,131,500
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Legends Village West Project
Series 2006
10/01/2028	4.875%	4,735,000	4,701,997
Total			11,967,017
Kentucky 0.3%
Kentucky Economic Development Finance Authority
Prerefunded 06/01/18 Revenue Bonds
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/2038	6.000%	1,150,000	1,163,409
Refunding Revenue Bonds
Owensboro Health
Series 2017A
06/01/2045	5.000%	1,000,000	1,056,010
Total			2,219,419
Louisiana 2.6%
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds
Westlake Chemical Corp.
Series 2010A-2
11/01/2035	6.500%	5,000,000	5,540,800
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2034	5.000%	25,000	29,690
Refunding Revenue Bonds
Nineteenth Judicial District
Series 2015C (AGM)
06/01/2042	5.000%	1,000,000	1,096,570
Ochsner Clinic Foundation Project
Series 2016
05/15/2034	5.000%	2,075,000	2,299,847
Louisiana Public Facilities Authority(c),(d)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013 AMT
07/01/2036	6.500%	4,810,000	5,347,662

6	Columbia High Yield Municipal Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01/01/2040	6.500%	5,000,000	5,169,050
Total			19,483,619
Maryland 1.4%
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments
Series 2017
12/01/2037	5.000%	6,000,000	6,721,740
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
University of Maryland Medical System
Series 2015
07/01/2034	5.000%	2,750,000	3,071,035
Resolution Trust Corp.
Pass-Through Certificates
Series 1993A
04/01/2018	8.500%	455,481	455,481
Total			10,248,256
Massachusetts 2.2%
Massachusetts Development Finance Agency
Prerefunded 07/01/20 Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/2042	7.000%	4,200,000	4,704,336
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/2041	5.200%	1,000,000	949,460
South Shore Hospital
Series 2016I
07/01/2036	4.000%	750,000	749,940
Massachusetts Development Finance Agency(c)
Refunding Revenue Bonds
NewBridge on the Charles, Inc.
Series 2017
10/01/2057	5.000%	2,000,000	2,096,100
Massachusetts Development Finance Agency(f)
Revenue Bonds
Linden Ponds, Inc. Facility
Subordinated Series 2011B
11/15/2056	0.000%	1,391,019	87,384
Massachusetts Educational Financing Authority
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B AMT
07/01/2046	4.250%	1,500,000	1,478,040
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Series 2016J AMT
07/01/2033	3.500%	2,655,000	2,554,030
Revenue Bonds
Series 2008H (AGM) AMT
01/01/2030	6.350%	1,085,000	1,095,221
Series 2012J AMT
07/01/2021	5.000%	3,000,000	3,249,150
Total			16,963,661
Michigan 3.2%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	1,375,000	1,486,925
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2011A
07/01/2041	5.250%	1,445,000	1,570,209
Series 2011C
07/01/2041	5.000%	1,025,000	1,088,806
Kalamazoo Hospital Finance Authority
Refunding Revenue Bonds
Bronson Healthcare Group
Series 2016
05/15/2036	4.000%	7,000,000	7,102,480
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	4,580,000	4,564,245
Series 2014H1
10/01/2022	5.000%	1,075,000	1,176,136
Michigan Tobacco Settlement Finance Authority
Revenue Bonds
Senior Series 2007A
06/01/2034	6.000%	1,000,000	994,430
06/01/2048	6.000%	6,000,000	5,960,220
Total			23,943,451
Minnesota 1.7%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	6.125%	3,500,000	3,608,920
07/01/2050	6.125%	1,500,000	1,542,135

Columbia High Yield Municipal Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	2,000,000	2,000,340
City of Eveleth
Refunding Revenue Bonds
Arrowhead Senior Living Community
Series 2007
10/01/2027	5.200%	1,810,000	1,748,985
Dakota County Community Development Agency
Revenue Bonds
Sanctuary at West St. Paul Project
Series 2015
08/01/2035	6.000%	2,235,000	2,232,474
Minneapolis/St. Paul Housing Finance Board(d)
Revenue Bonds
Mortgage-Backed Securities Program-Cityliving
Series 2006A-2 (GNMA / FNMA) AMT
12/01/2038	5.000%	1,546	1,549
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	2,250,000	2,003,535
Total			13,137,938
Mississippi 0.3%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/2022	6.800%	1,995,000	2,293,991
Series 1992B
04/01/2022	6.700%	230,000	263,591
Total			2,557,582
Missouri 2.7%
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/2039	6.875%	5,000,000	5,085,150
Grundy County Industrial Development Authority
Revenue Bonds
Wright Memorial Hospital
Series 2009
09/01/2034	6.750%	2,250,000	2,315,273
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kirkwood Industrial Development Authority
Prerefunded 05/15/20 Revenue Bonds
Aberdeen Heights
Series 2010A
05/15/2045	8.250%	4,500,000	5,109,210
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2050	5.250%	4,500,000	4,734,405
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrews Residence for Seniors
Series 2015
12/01/2045	5.125%	3,000,000	3,143,280
Total			20,387,318
Montana 0.3%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2047	5.250%	2,200,000	2,291,058
Nebraska 1.3%
Central Plains Energy Project
Revenue Bonds
Project #3
Series 2012
09/01/2042	5.000%	5,000,000	5,417,800
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit
Series 2015
01/01/2028	5.000%	4,000,000	4,524,920
Total			9,942,720
Nevada 1.4%
City of Carson City
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	455,000	492,901
City of Sparks(c)
Tax Anticipation Revenue Bonds
Senior Sales
Series 2008A
06/15/2028	6.750%	5,000,000	5,036,450
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Fulcrum Sierra Biofuels
Series 2017 AMT
12/15/2037	6.250%	2,000,000	2,172,080

8	Columbia High Yield Municipal Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Somerset Academy
Series 2015A
12/15/2045	5.125%	2,515,000	2,530,040
Total			10,231,471
New Hampshire 0.4%
New Hampshire Business Finance Authority(d)
Revenue Bonds
Pennichuck Water Works, Inc. Project
Series 1988 Escrowed to Maturity AMT
07/01/2018	7.500%	30,000	30,578
New Hampshire Health and Education Facilities Authority Act
Revenue Bonds
Hillside Village
Series 2017A
07/01/2052	6.125%	2,500,000	2,631,250
Total			2,661,828
New Jersey 3.1%
City of Atlantic City
Unlimited General Obligation Refunding Bonds
Tax Appeal
Series 2013
12/01/2021	5.000%	2,500,000	2,426,750
12/01/2024	5.000%	2,095,000	2,017,024
12/01/2025	5.000%	450,000	433,723
12/01/2028	5.000%	270,000	256,190
Middlesex County Improvement Authority(e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,250,000	13
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/2025	0.000%	2,750,000	28,875
01/01/2037	0.000%	6,450,000	67,725
New Jersey Building Authority
Prerefunded 06/15/26 Revenue Bonds
Series 2016A
06/15/2030	4.000%	400,000	445,912
New Jersey Economic Development Authority
Revenue Bonds
Provident Group-Kean Properties
Series 2017
07/01/2047	5.000%	500,000	531,885
Provident Group-Rowan Properties LLC
Series 2015
01/01/2048	5.000%	960,000	1,012,138
School Facilities Construction
Series 2014UU
06/15/2040	5.000%	1,500,000	1,554,690
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015WW
06/15/2040	5.250%	375,000	396,577
New Jersey Economic Development Authority(d)
Revenue Bonds
UMM Energy Partners LLC
Series 2012A AMT
06/15/2043	5.125%	2,000,000	2,075,720
New Jersey Higher Education Student Assistance Authority(d)
Revenue Bonds
Senior Series 2013-1A AMT
12/01/2021	5.000%	1,500,000	1,632,165
Senior Series 2014-1A-1 AMT
12/01/2022	5.000%	1,000,000	1,101,320
Subordinated Revenue Bonds
Series 2013-1B AMT
12/01/2043	4.750%	5,000,000	5,206,500
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation Program
Series 2015AA
06/15/2045	5.000%	1,750,000	1,818,057
South Jersey Port Corp.
Revenue Bonds
Marine Terminal
Subordinated Series 2017B AMT
01/01/2048	5.000%	600,000	632,856
Tobacco Settlement Financing Corp.(f)
Revenue Bonds
Capital Appreciation
Series 2007-1C
06/01/2041	0.000%	6,265,000	1,701,699
Total			23,339,819
New York 4.1%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2043	6.000%	4,330,000	4,049,763
Build NYC Resource Corp.(c)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	765,000	726,107
Taxable International Leadership
Series 2016
07/01/2021	5.000%	195,000	191,603
City of New York
Unlimited General Obligation Refunding Bonds
Series 2015C
08/01/2027	5.000%	4,000,000	4,620,240

Columbia High Yield Municipal Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Glen Cove Local Economic Assistance Corp.(h)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	2,038,050
Jefferson County Industrial Development Agency(c),(d)
Revenue Bonds
Green Bonds
Series 2014 AMT
01/01/2024	5.250%	1,620,000	1,522,865
Nassau County Tobacco Settlement Corp.(f)
Asset-Backed Revenue Bonds
Capital Appreciation
Third Series 2006D
06/01/2060	0.000%	25,000,000	628,750
New York City Water & Sewer System
Refunding Revenue Bonds
2nd General Resolution
Series 2015FF
06/15/2027	5.000%	2,645,000	3,094,386
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
American Airlines, Inc.
Series 2016 AMT
08/01/2026	5.000%	4,000,000	4,280,480
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment Project
Series 2016 AMT
07/01/2046	4.000%	5,000,000	5,052,800
Port Authority of New York & New Jersey(d)
Revenue Bonds
5th Installment-Special Project
Series 1996-4 AMT
10/01/2019	6.750%	120,000	125,528
Town of Oyster Bay
Limited General Obligation Bonds
BAN Series 2016C
06/01/2018	4.000%	4,685,000	4,707,394
Total			31,037,966
North Carolina 0.9%
Durham Housing Authority(d)
Revenue Bonds
Magnolia Pointe Apartments
Series 2005 AMT
02/01/2038	5.650%	3,013,733	3,104,296
North Carolina Medical Care Commission
Refunding Revenue Bonds
United Methodist Retirement Community
Series 2017
10/01/2047	5.000%	2,250,000	2,445,233
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
United Methodist Retirement Homes
Series 2016
10/01/2035	5.000%	1,000,000	1,103,310
Total			6,652,839
North Dakota 0.4%
City of Fargo
Revenue Bonds
Sanford Obligation Group
Series 2011
11/01/2031	6.250%	2,500,000	2,851,925
Ohio 2.1%
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Revenue Bonds
Series 2007A-2
06/01/2047	5.875%	6,000,000	5,714,280
County of Scioto
Refunding Revenue Bonds
Southern Ohio Medical Center
Series 2016
02/15/2034	5.000%	1,445,000	1,600,655
Lake County Port & Economic Development Authority(c)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	6.750%	3,000,000	3,141,330
Ohio Air Quality Development Authority(c)
Revenue Bonds
Pratt Paper LLC Project
Series 2017 AMT
01/15/2048	4.500%	500,000	511,995
State of Ohio(d)
Revenue Bonds
Portsmouth Bypass Project
Series 2015 AMT
12/31/2039	5.000%	4,100,000	4,527,753
Total			15,496,013
Oregon 0.8%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2049	5.500%	3,115,000	3,332,676
Warm Springs Reservation Confederated Tribe(g)
Revenue Bonds
Pelton Round Butte Tribal
Series 2009B
11/01/2033	6.375%	2,410,000	2,530,886
Total			5,863,562

10	Columbia High Yield Municipal Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania 6.2%
Allegheny County Higher Education Building Authority
Refunding Revenue Bonds
Duquesne University
Series 2016
03/01/2029	5.000%	1,030,000	1,163,004
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018 (AGM)
06/01/2039	4.000%	1,365,000	1,370,119
Dauphin County Industrial Development Authority(d)
Revenue Bonds
Dauphin Consolidated Water Supply
Series 1992A AMT
06/01/2024	6.900%	3,200,000	3,926,400
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
12/31/2038	5.000%	1,650,000	1,785,234
06/30/2042	5.000%	3,700,000	3,986,824
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Philadelphia Biosolids Facility
Series 2009
01/01/2032	6.250%	3,375,000	3,570,041
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Shippensburg University
Series 2011
10/01/2043	6.250%	2,000,000	2,197,200
Pennsylvania Housing Finance Agency(d)
Revenue Bonds
Series 2013-115A AMT
10/01/2033	4.200%	4,685,000	4,860,781
Pennsylvania Turnpike Commission
Revenue Bonds
Series 2014C
12/01/2044	5.000%	3,000,000	3,327,150
Subordinated Refunding Revenue Bonds
Series 2015A-1
12/01/2028	5.000%	3,300,000	3,723,885
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Wesley Enhanced Living
Series 2017
07/01/2049	5.000%	2,250,000	2,361,060
Revenue Bonds
1st Philadelphia Preparatory Charter School
Series 2014
06/15/2033	7.000%	1,870,000	2,105,900
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Philadelphia Gas Works Co.
Refunding Revenue Bonds
1998 General Ordinance
14th Series 2016
10/01/2037	4.000%	500,000	504,695
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	1,750,000	1,787,153
Series 2017E (BAM)
12/01/2037	4.000%	1,000,000	1,019,390
State Public School Building Authority
Refunding Revenue Bonds
Philadelphia School District
Series 2015
06/01/2025	5.000%	8,000,000	8,929,920
Total			46,618,756
Puerto Rico 1.5%
Commonwealth of Puerto Rico(e),(g)
Unlimited General Obligation Bonds
Series 2014A
07/01/2035	0.000%	4,000,000	1,230,000
Unlimited General Obligation Refunding Bonds
Public Improvement
Series 2012A
07/01/2041	0.000%	2,000,000	620,000
Puerto Rico Electric Power Authority(e),(g)
Refunding Revenue Bonds
Series 2010ZZ
07/01/2025	0.000%	2,000,000	747,500
Revenue Bonds
Series 2013A
07/01/2043	0.000%	4,570,000	1,708,037
Puerto Rico Highways & Transportation Authority(e),(g)
Refunding Revenue Bonds
Series 2007N
07/01/2021	0.000%	760,000	91,200
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority(d),(g)
Revenue Bonds
Cogen Facilities AES Puerto Rico Project
Series 2000 AMT
06/01/2026	6.625%	5,820,000	4,837,875
Puerto Rico Sales Tax Financing Corp.(e),(g)
Revenue Bonds
Senior Lien
Series 2011C
08/01/2040	0.000%	1,885,000	1,072,094
08/01/2046	0.000%	2,000,000	1,137,500
Total			11,444,206

Columbia High Yield Municipal Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rhode Island 0.3%
Rhode Island Student Loan Authority(d)
Revenue Bonds
Series 2016A AMT
12/01/2027	3.125%	2,675,000	2,560,590
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/2043	5.000%	750,000	768,105
05/01/2048	5.125%	1,500,000	1,541,280
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	4,000,000	4,257,320
Total			6,566,705
Texas 7.9%
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese
Series 2005B
04/01/2045	6.125%	5,000,000	5,349,350
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Subordinated Revenue Bonds
Lien
Series 2011
01/01/2041	6.750%	5,000,000	5,666,500
Central Texas Turnpike System
Refunding Revenue Bonds
Series 2015B
08/15/2037	5.000%	3,000,000	3,319,890
City of Houston Airport System(d)
Refunding Revenue Bonds
Special Facilities - United Airlines
Series 2011A AMT
07/15/2038	6.625%	4,000,000	4,416,600
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership of Texas
Series 2015
08/15/2045	5.750%	5,500,000	5,799,310
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2040	4.000%	1,825,000	1,803,939
Prerefunded 03/01/20 Limited General Obligation Bonds
Series 2010A
03/01/2040	6.500%	4,000,000	4,366,360
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mission Economic Development Corp.(d)
Revenue Bonds
Dallas Clean Energy McCommas
Series 2011 AMT
12/01/2024	6.875%	5,000,000	5,015,100
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2046	5.000%	2,300,000	2,416,518
Collegiate Housing Island Campus
Series 2017
04/01/2037	5.000%	1,000,000	1,087,390
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	1,000,000	825,990
Series 2015A
07/01/2047	5.000%	1,000,000	821,640
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2047	5.125%	2,085,000	2,064,609
Pharr Higher Education Finance Authority
Unrefunded Revenue Bonds
IDEA Public Schools
Series 2009
08/15/2039	6.500%	530,000	566,427
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2046	5.000%	1,000,000	989,490
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2049	8.000%	2,000,000	2,323,100
Sanger Industrial Development Corp.(d),(e)
Revenue Bonds
Texas Pellets Project
Series 2012B AMT
07/01/2038	0.000%	4,950,000	1,188,000
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Buckner Senior Living Ventana Project
Series 2017
11/15/2052	6.750%	3,500,000	3,862,810
CC Young Memorial Home
Series 2009A
02/15/2038	8.000%	4,000,000	4,274,240

12	Columbia High Yield Municipal Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
Senior Lien - Blueridge Transportation
Series 2016 AMT
12/31/2055	5.000%	3,515,000	3,803,160
Total			59,960,423
Utah 0.3%
Salt Lake City Corp. Airport(d)
Revenue Bonds
Series 2017A AMT
07/01/2037	5.000%	2,000,000	2,236,960
Virgin Islands, U.S. 0.3%
Virgin Islands Public Finance Authority(g)
Revenue Bonds
Matching Fund Loan Notes
Series 2012A
10/01/2022	4.000%	900,000	661,500
Virgin Islands Water & Power Authority - Electric System(g)
Refunding Revenue Bonds
Series 2012A
07/01/2021	4.000%	2,170,000	1,356,250
Total			2,017,750
Virginia 2.6%
Alexandria Industrial Development Authority
Refunding Revenue Bonds
Goodwin House, Inc.
Series 2015
10/01/2050	5.000%	2,275,000	2,495,675
City of Chesapeake Expressway Toll Road(f)
Refunding Revenue Bonds
Transportation System
Series 2012
07/15/2040	0.000%	7,530,000	6,400,726
Henrico County Economic Development Authority
Refunding Revenue Bonds
LifeSpire of Virginia
Series 2017C
12/01/2047	5.000%	2,200,000	2,334,024
Mosaic District Community Development Authority
Special Assessment Bonds
Series 2011A
03/01/2036	6.875%	2,500,000	2,704,050
Tobacco Settlement Financing Corp.
Revenue Bonds
Senior Series 2007-B1
06/01/2047	5.000%	5,000,000	4,853,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Small Business Financing Authority
Revenue Bonds
Transform 66 P3 Project
Series 2017 AMT
12/31/2056	5.000%	700,000	750,071
Total			19,537,546
Washington 2.9%
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/2042	5.500%	2,150,000	2,195,408
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,250,000	1,256,000
12/01/2045	6.250%	2,500,000	2,501,225
Port of Seattle Industrial Development Corp.(d)
Refunding Revenue Bonds
Special Facilities Delta Air Lines, Inc.
Series 2012 AMT
04/01/2030	5.000%	2,500,000	2,732,675
Tacoma Consolidated Local Improvement Districts
Special Assessment Bonds
No. 65
Series 2013
04/01/2043	5.750%	1,950,000	1,950,137
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Bayview Manor Homes
Series 2016A
07/01/2051	5.000%	2,150,000	2,180,573
Nonprofit Housing-Mirabella
Series 2012
10/01/2047	6.750%	5,000,000	5,449,950
Washington State Housing Finance Commission
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	3,600,000	3,821,544
Total			22,087,512
Wisconsin 1.1%
Public Finance Authority(d)
Refunding Revenue Bonds
Celanese Project
Series 2016C AMT
11/01/2030	4.300%	2,000,000	2,044,140
Waste Management, Inc. Project
Series 2016 AMT
05/01/2027	2.875%	630,000	624,217

Columbia High Yield Municipal Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods At Marylhurst
Series 2017
05/15/2052	5.250%	2,300,000	2,468,084
Public Finance Authority
Revenue Bonds
FFAH North Carolina and Missouri Portfolio
Series 2015A
12/01/2050	5.150%	3,220,000	3,383,350
Total			8,519,791
Total Municipal Bonds (Cost $730,458,158)			740,732,587

Municipal Preferred Stocks 0.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland 0.1%
Munimae TE Bond Subsidiary LLC(c),(d)
AMT
06/30/2049	5.800%	1,000,000	1,031,740
Total Municipal Preferred Stocks (Cost $1,000,000)			1,031,740
Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.880%(i)	266,805	266,805
Total Money Market Funds (Cost $266,790)		266,805
Total Investments (Cost $736,224,948)		746,531,132
Other Assets & Liabilities, Net		7,944,839
Net Assets		$754,475,971

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate demand note where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2018, the value of these securities amounted to $80,392,876, which represents 10.66% of net assets.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2018, the value of these securities amounted to $13,003,675, which represents 1.72% of net assets.
(f)	Zero coupon bond.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At February 28, 2018, the value of these securities amounted to $20,911,230, which represents 2.77% of net assets.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(i)	The rate shown is the seven-day current annualized yield at February 28, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FNMA	Federal National Mortgage Association
14	Columbia High Yield Municipal Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2018 (Unaudited)
Abbreviation Legend  (continued)
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
SGI	Syncora Guarantee, Inc.
VRDN	Variable Rate Demand Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia High Yield Municipal Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Columbia High Yield Municipal Fund, February 28, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	4,500,000	—	4,500,000
Municipal Bonds	—	740,732,587	—	740,732,587
Municipal Preferred Stocks	—	1,031,740	—	1,031,740
Money Market Funds	266,805	—	—	266,805
Total Investments	266,805	746,264,327	—	746,531,132
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
16	Columbia High Yield Municipal Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Adaptive Risk Allocation Fund, February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 12.1%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	59,777,843	344,918,151
Total Alternative Strategies Funds (Cost $328,724,390)		344,918,151

Common Stocks 6.0%
Issuer	Shares	Value ($)
Real Estate 6.0%
Equity Real Estate Investment Trusts (REITS) 6.0%
Alexandria Real Estate Equities, Inc.	68,093	8,260,362
American Homes 4 Rent, Class A	392,803	7,537,890
American Tower Corp.	13,873	1,932,925
AvalonBay Communities, Inc.	40,104	6,257,026
Coresite Realty Corp.	37,735	3,541,430
Corporate Office Properties Trust	150,329	3,752,212
Crown Castle International Corp.	28,018	3,083,661
CubeSmart	154,396	4,139,357
DDR Corp.	189,058	1,474,652
Digital Realty Trust, Inc.	100,775	10,141,996
EPR Properties	71,760	4,135,529
Equinix, Inc.	15,130	5,932,473
Equity LifeStyle Properties, Inc.	113,157	9,574,214
Equity Residential	55,391	3,114,636
Essex Property Trust, Inc.	39,341	8,805,696
Extra Space Storage, Inc.	48,633	4,136,237
First Industrial Realty Trust, Inc.	180,863	5,069,590
Four Corners Property Trust, Inc.	158,340	3,477,146
Getty Realty Corp.	39,963	943,127
GGP, Inc.	138,266	2,927,091
Healthcare Trust of America, Inc., Class A	142,112	3,531,483
Highwoods Properties, Inc.	137,330	5,906,563
Host Hotels & Resorts, Inc.	260,635	4,837,386
Invitation Homes, Inc.	376,115	8,180,501
Macerich Co. (The)	31,483	1,855,608
Mack-Cali Realty Corp.	220,036	3,716,408
Outfront Media, Inc.	61,938	1,270,348
Pebblebrook Hotel Trust	60,010	2,040,940
ProLogis, Inc.	135,417	8,217,104
Simon Property Group, Inc.	89,563	13,748,816
SL Green Realty Corp.	94,493	9,158,261
Common Stocks (continued)
Issuer	Shares	Value ($)
Sun Communities, Inc.	40,725	3,565,881
Sunstone Hotel Investors, Inc.	180,583	2,605,813
Ventas, Inc.	97,079	4,690,857
Total		171,563,219
Total Real Estate		171,563,219
Total Common Stocks (Cost $188,748,794)		171,563,219

Exchange-Traded Funds 1.0%
	Shares	Value ($)
iShares MSCI Canada ETF	1,066,008	29,624,362
Total Exchange-Traded Funds (Cost $30,853,019)		29,624,362

Foreign Government Obligations(b),(c) 9.9%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 1.0%
Republic of Austria Government Bond(d)
11/22/2022	3.400%	EUR	19,300,000	27,299,378
Belgium 0.9%
Kingdom of Belgium Government Bond(d)
06/22/2024	2.600%	EUR	8,737,000	12,150,867
06/22/2027	0.800%	EUR	11,400,000	13,895,666
Total				26,046,533
France 0.8%
French Republic Government Bond OAT(d)
05/25/2045	3.250%	EUR	8,232,464	13,611,197
05/25/2048	2.000%	EUR	6,170,000	8,011,820
Total				21,623,017
Italy 0.6%
Italy Buoni Poliennali Del Tesoro(d)
09/01/2046	3.250%	EUR	6,274,000	8,077,578
03/01/2047	2.700%	EUR	8,208,000	9,496,922
Total				17,574,500
Japan 2.4%
Japan Government 20-Year Bond
03/20/2032	1.600%	JPY	96,400,000	1,071,239
06/20/2032	1.500%	JPY	23,300,000	256,223
09/20/2032	1.700%	JPY	1,695,000,000	19,121,052
06/20/2037	0.600%	JPY	68,950,000	655,300
09/20/2037	0.600%	JPY	1,451,000,000	13,761,646

Columbia Adaptive Risk Allocation Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2018 (Unaudited)
Foreign Government Obligations(b),(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan Government 30-Year Bond
03/20/2037	2.400%	JPY	288,250,000	3,622,835
03/20/2047	0.800%	JPY	1,409,900,000	13,379,032
06/20/2047	0.800%	JPY	337,300,000	3,203,163
09/20/2047	0.800%	JPY	1,565,000,000	14,845,300
Total				69,915,790
Mexico 0.4%
Mexican Bonos
06/10/2021	6.500%	MXN	201,310,000	10,359,568
Netherlands 1.9%
Netherlands Government Bond(d)
07/15/2027	0.750%	EUR	45,485,000	55,759,678
Poland 0.0%
Republic of Poland Government Bond
07/25/2026	2.500%	PLN	4,247,000	1,180,572
Portugal 0.0%
Portugal Obrigacoes do Tesouro OT(d)
10/15/2025	2.875%	EUR	425,000	569,064
Spain 1.8%
Spain Government Bond(d)
01/31/2022	5.850%	EUR	8,716,000	12,983,806
10/31/2024	2.750%	EUR	28,254,000	38,673,040
Total				51,656,846
United Kingdom 0.1%
United Kingdom Gilt(d)
01/22/2045	3.500%	GBP	832,133	1,524,287
Total Foreign Government Obligations (Cost $276,927,967)				283,509,233

Inflation-Indexed Bonds(b) 13.3%

France 1.5%
France Government Bond OAT(d)
07/25/2032	3.150%	EUR	3,994,013	7,440,096
French Republic Government Bond OAT(d)
07/25/2024	0.250%	EUR	18,163,226	24,010,137
07/25/2040	1.800%	EUR	6,795,765	12,136,936
Total				43,587,169
Germany 1.2%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(d)
04/15/2018	0.750%	EUR	3,199,308	3,879,187
04/15/2030	0.500%	EUR	5,911,025	8,187,096
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Deutsche Bundesrepublik Inflation-Linked Bond(d)
04/15/2023	0.100%	EUR	11,150,892	14,496,070
04/15/2046	0.100%	EUR	4,905,543	6,831,446
Total				33,393,799
Italy 2.0%
Italy Buoni Poliennali Del Tesoro(d)
09/15/2021	2.100%	EUR	16,127,751	21,664,163
09/15/2024	2.350%	EUR	8,201,586	11,427,600
09/15/2026	3.100%	EUR	11,712,761	17,339,165
09/15/2041	2.550%	EUR	5,035,679	7,565,026
Total				57,995,954
New Zealand 0.1%
New Zealand Government Bond(d)
09/20/2025	2.000%	NZD	4,167,781	3,108,173
Spain 0.2%
Spain Government Inflation-Linked Bond(d)
11/30/2030	1.000%	EUR	3,724,751	4,908,483
Sweden 0.7%
Sweden Inflation-Linked Bond
06/01/2025	1.000%	SEK	129,744,293	18,470,971
United Kingdom 4.2%
United Kingdom Gilt Inflation-Linked Bond(d)
03/22/2024	0.125%	GBP	8,094,467	12,437,459
03/22/2029	0.125%	GBP	6,233,233	10,307,448
03/22/2034	0.750%	GBP	13,969,777	27,280,005
11/22/2037	1.125%	GBP	3,299,208	7,347,181
03/22/2044	0.125%	GBP	8,733,110	18,318,498
03/22/2052	0.250%	GBP	12,200,429	30,064,931
11/22/2056	0.125%	GBP	892,152	2,294,643
11/22/2065	0.125%	GBP	4,148,477	12,543,806
Total				120,593,971
United States 3.4%
U.S. Treasury Inflation-Indexed Bond
01/15/2021	1.125%		5,996,501	6,137,481
01/15/2022	0.125%		22,030,159	21,761,088
01/15/2024	0.625%		23,630,574	23,695,400
01/15/2025	0.250%		21,135,094	20,570,146
02/15/2042	0.750%		10,533,605	10,079,513
02/15/2043	0.625%		9,355,468	8,657,515
02/15/2045	0.750%		6,643,564	6,282,296
Total				97,183,439
Total Inflation-Indexed Bonds (Cost $368,355,904)				379,241,959

2	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency 5.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(e)
03/15/2033	2.500%	16,744,328	16,327,027
03/13/2048	3.000%	21,500,000	20,824,713
03/13/2048	3.500%	30,750,000	30,691,987
03/13/2048	4.000%	21,100,000	21,608,955
03/13/2048	4.500%	5,300,000	5,548,148
03/13/2048	5.000%	4,675,000	4,989,705
Government National Mortgage Association(e)
03/20/2048	3.500%	41,878,000	42,107,603
Total Residential Mortgage-Backed Securities - Agency (Cost $142,698,217)			142,098,138

U.S. Treasury Obligations 8.9%

U.S. Treasury
02/15/2021	3.625%	30,399,000	31,437,307
11/30/2024	2.125%	94,790,000	90,887,651
08/15/2027	2.250%	71,308,000	67,559,220
11/15/2027	2.250%	69,258,000	65,530,245
Total U.S. Treasury Obligations (Cost $265,842,456)			255,414,423
Money Market Funds 45.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.544%(a),(f)	1,310,540,462	1,310,409,408
Total Money Market Funds (Cost $1,310,514,369)		1,310,409,408
Total Investments (Cost: $2,912,665,116)		2,916,778,893
Other Assets & Liabilities, Net		(56,917,221)
Net Assets		2,859,861,672

At February 28, 2018, securities and/or cash totaling $82,293,909 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
15,796,137,000 JPY	147,320,913 USD	HSBC	04/09/2018	—	(1,145,809)
198,958,000 MXN	10,552,730 USD	HSBC	04/09/2018	64,768	—
16,937,000 NOK	2,161,396 USD	HSBC	04/09/2018	13,870	—
4,344,000 NZD	3,188,909 USD	HSBC	04/09/2018	57,013	—
3,374,000 PLN	1,005,124 USD	HSBC	04/09/2018	18,609	—
688,418,000 SEK	85,388,461 USD	HSBC	04/09/2018	2,059,465	—
5,474,000 SGD	4,151,826 USD	HSBC	04/09/2018	17,324	—
185,965 USD	19,939,000 JPY	HSBC	04/09/2018	1,440	—
28,800,749 USD	39,233,000 NZD	HSBC	04/09/2018	—	(514,913)
56,975,318 USD	463,498,000 SEK	HSBC	04/09/2018	—	(871,580)
35,049,000 AUD	27,485,808 USD	Morgan Stanley	04/09/2018	261,551	—
40,230,000 CAD	31,769,422 USD	Morgan Stanley	04/09/2018	393,627	—
78,684,000 CHF	84,419,458 USD	Morgan Stanley	04/09/2018	804,602	—
34,355,000 DKK	5,710,482 USD	Morgan Stanley	04/09/2018	63,854	—
373,804,300 EUR	462,575,878 USD	Morgan Stanley	04/09/2018	5,137,338	—
132,921,000 GBP	186,275,396 USD	Morgan Stanley	04/09/2018	2,941,055	—
27,921,045 USD	35,604,000 AUD	Morgan Stanley	04/09/2018	—	(265,693)
57,080,540 USD	46,116,000 EUR	Morgan Stanley	04/09/2018	—	(646,637)
59,720,078 USD	42,628,000 GBP	Morgan Stanley	04/09/2018	—	(924,430)
Total				11,834,516	(4,369,062)

Columbia Adaptive Risk Allocation Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2018 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	210	03/2018	AUD	26,836,480	—	(341,041)
Euro-Bobl	272	03/2018	EUR	35,655,305	—	(384,860)
Euro-BTP	137	03/2018	EUR	18,784,585	258,027	—
Euro-Bund	510	03/2018	EUR	81,381,128	—	(1,748,955)
Euro-Buxl 30-Year	22	03/2018	EUR	3,615,715	—	(109,890)
Euro-OAT	295	03/2018	EUR	45,758,677	—	(908,789)
Japanese 10-Year Government Bond	68	03/2018	JPY	10,287,976,542	82,770	—
Long Gilt	456	06/2018	GBP	56,301,276	302,148	—
MSCI EAFE Index	3,169	03/2018	USD	322,683,425	2,408,805	—
MSCI Emerging Markets Index	3,539	03/2018	USD	209,331,850	10,113,806	—
S&P 500 E-mini	3,961	03/2018	USD	537,586,920	15,117,159	—
SPI 200 Index	738	03/2018	AUD	110,718,450	—	(81,418)
U.S. Long Bond	38	06/2018	USD	5,502,974	14,469	—
U.S. Treasury 10-Year Note	1,219	06/2018	USD	146,961,153	—	(154,813)
U.S. Treasury 2-Year Note	35	06/2018	USD	7,477,959	—	(4,442)
U.S. Treasury 5-Year Note	229	06/2018	USD	26,103,046	—	(39,419)
U.S. Treasury Ultra 10-Year Note	1,130	06/2018	USD	146,224,656	55,821	—
Total					28,353,005	(3,773,627)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	(485)	06/2018	CAD	(64,295,267)	—	(236,619)
EURO STOXX 50	(1,367)	03/2018	EUR	(46,997,460)	2,288,281	—
FTSE 100 Index	(571)	03/2018	GBP	(41,260,460)	1,317,473	—
Total					3,605,754	(236,619)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 28	Citi	12/20/2022	1.000	Quarterly	1.204%	USD	47,724,000	(426,902)	94,122	—	(1,822,865)	1,490,085	—
Markit CDX Emerging Markets Index, Series 28	Citi	12/20/2022	1.000	Quarterly	1.204%	USD	38,693,300	(346,121)	76,312	—	(1,502,738)	1,232,929	—
Markit CDX Emerging Markets Index, Series 28	Citi	12/20/2022	1.000	Quarterly	1.204%	USD	32,480,450	(290,546)	64,059	—	(1,149,333)	922,846	—
Total									234,493	—	(4,474,936)	3,645,860	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

4	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2018 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 29	Morgan Stanley	12/20/2022	5.000	Quarterly	3.309%	USD	295,028,000	5,957,995	—	—	5,957,995	—
Markit CDX North America Investment Grade Index, Series 29	Morgan Stanley	12/20/2022	1.000	Quarterly	0.545%	USD	116,780,000	643,321	—	—	643,321	—
Total								6,601,316	—	—	6,601,316	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	11,294,769	60,282,455	(11,799,381)	59,777,843	—	194,653	18,529,865	534,671	344,918,151
Columbia Real Estate Equity Fund, Institutional 3 Class †
	5,587,408	23,895	(5,611,303)	—	102,356	2,116,684	(2,045,900)	279,483	—
Columbia Short-Term Cash Fund, 1.544%
	1,241,745,376	2,953,939,630	(2,885,144,544)	1,310,540,462	—	(15,219)	(114,969)	12,046,030	1,310,409,408
Total					102,356	2,296,118	16,368,996	12,860,184	1,655,327,559

†	Issuer was not an affiliate at the end of period.

(b)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(c)	Principal and interest may not be guaranteed by the government.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2018, the value of these securities amounted to $465,640,852, which represents 16.28% of net assets.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at February 28, 2018.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
Columbia Adaptive Risk Allocation Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2018 (Unaudited)
Currency Legend  (continued)
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
6	Columbia Adaptive Risk Allocation Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, February 28, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	344,918,151	—	—	—	344,918,151
Common Stocks
Real Estate	171,563,219	—	—	—	171,563,219
Exchange-Traded Funds	29,624,362	—	—	—	29,624,362
Foreign Government Obligations	—	283,509,233	—	—	283,509,233
Inflation-Indexed Bonds	—	379,241,959	—	—	379,241,959
Residential Mortgage-Backed Securities - Agency	—	142,098,138	—	—	142,098,138
U.S. Treasury Obligations	255,414,423	—	—	—	255,414,423
Money Market Funds	—	—	—	1,310,409,408	1,310,409,408
Total Investments	801,520,155	804,849,330	—	1,310,409,408	2,916,778,893
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	11,834,516	—	—	11,834,516
Futures Contracts	31,958,759	—	—	—	31,958,759
Swap Contracts	—	10,247,176	—	—	10,247,176
Liability
Forward Foreign Currency Exchange Contracts	—	(4,369,062)	—	—	(4,369,062)
Futures Contracts	(4,010,246)	—	—	—	(4,010,246)
Total	829,468,668	822,561,960	—	1,310,409,408	2,962,440,036
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Adaptive Risk Allocation Fund | Quarterly Report 2018	7

Consolidated Portfolio of Investments
Columbia Alternative Beta Fund, February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Money Market Funds 98.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.544%(a),(b)	729,013,227	728,940,326
Total Money Market Funds (Cost $729,006,173)		728,940,326
Total Investments (Cost: $729,006,173)		728,940,326
Other Assets & Liabilities, Net		7,809,312
Net Assets		736,749,638
At February 28, 2018, securities and/or cash totaling $13,374,000 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,466,695,000 JPY	23,006,137 USD	HSBC	04/09/2018	—	(178,147)
12,448,838 USD	1,324,631,000 JPY	HSBC	04/09/2018	1,271	—
5,537,000 AUD	4,342,176 USD	Morgan Stanley	04/09/2018	41,320	—
53,606,000 CAD	42,332,379 USD	Morgan Stanley	04/09/2018	524,503	—
16,389,000 EUR	20,285,649 USD	Morgan Stanley	04/09/2018	229,806	—
4,303,453 USD	5,537,000 AUD	Morgan Stanley	04/09/2018	—	(2,597)
5,110,492 USD	6,553,000 CAD	Morgan Stanley	04/09/2018	261	—
16,016,132 USD	13,087,000 EUR	Morgan Stanley	04/09/2018	—	(1,073)
Total				797,161	(181,817)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays Commodity Strategy 1692 Index Excess Return†	Fixed rate of 0.500%	Monthly	Barclays	11/30/2018	USD	50,760,586	2,808,626 ††	(1,066)	—	—	2,807,560	—
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	136,016,916	1,412,798 ††	(68,008)	—	—	1,344,790	—
Total return on Barclays Commodity Strategy 1692 Index Excess Return†	Fixed rate of 0.500%	Monthly	Barclays	11/30/2018	USD	16,228,711	593,655 ††	(6,311)	—	—	587,344	—
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	29,686,081	424,700 ††	(17,722)	10,846	—	396,132	—
Columbia Alternative Beta Fund | Quarterly Report 2018	1

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	22,868,919	237,537 ††	(11,434)	6,486	—	219,617	—
Total return on Barclays Commodity Strategy 1692 Index Excess Return†	Fixed rate of 0.500%	Monthly	Barclays	11/30/2018	USD	3,320,692	71,848 ††	(1,291)	—	—	70,557	—
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	4,908,984	50,990 ††	(2,455)	1,448	—	47,087	—
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	3,593,881	37,329 ††	(1,677)	1,106	—	34,546	—
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	985,467	0 ††	—	—	—	——	——
Total return on Barclays Dualis Excess Return Index†	Fixed rate of 0.580%	Monthly	Barclays	11/30/2018	USD	20,618,961	0 ††	—	—	—	——	——
Total return on Atlantic High Yield Investment Grade Spread BetaBarclays Credit Index†	Fixed rate of 0.400%	Monthly	Barclays	11/30/2018	USD	4,998,940	0 ††	—	—	—	——	——
Total return on Barclays Commodity Hedging Insights 2 Index†	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	65,464,866	0 ††	—	—	—	——	——
Total return on Atlantic High Yield Investment Grade Spread BetaBarclays Credit Index†	Fixed rate of 0.400%	Monthly	Barclays	11/30/2018	USD	2,361,053	(2,599) ††	(735)	1,738	—	—	(5,072)
Total return on Atlantic High Yield Investment Grade Spread BetaBarclays Credit Index†	Fixed rate of 0.400%	Monthly	Barclays	11/30/2018	USD	5,692,853	(543) ††	(1,771)	5,182	—	—	(7,496)
2	Columbia Alternative Beta Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays Commodity Hedging Insights 2 Index†	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	1,394,433	(10,990) ††	(174)	—	—	—	(11,164)
Total return on Barclays Commodity Hedging Insights 2 Index†	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	1,977,115	(15,581) ††	(247)	—	—	—	(15,828)
Total return on Barclays Dualis Excess Return Index†	Fixed rate of 0.580%	Monthly	Barclays	11/30/2018	USD	1,440,480	(16,334) ††	(696)	—	—	—	(17,030)
Total return on Barclays Dualis Excess Return Index†	Fixed rate of 0.580%	Monthly	Barclays	11/30/2018	USD	2,136,138	(24,223) ††	(1,032)	—	—	—	(25,255)
Total return on Barclays Dualis Excess Return Index†	Fixed rate of 0.580%	Monthly	Barclays	11/30/2018	USD	2,138,149	(24,246) ††	(1,033)	—	—	—	(25,279)
Total return on Barclays Dualis Excess Return Index†	Fixed rate of 0.580%	Monthly	Barclays	11/30/2018	USD	3,675,299	(26,561) ††	(1,776)	—	—	—	(28,337)
Total return on Barclays Dualis Excess Return Index†	Fixed rate of 0.580%	Monthly	Barclays	11/30/2018	USD	3,640,754	(41,284) ††	(1,760)	—	—	—	(43,044)
Total return on Barclays Dualis Excess Return Index†	Fixed rate of 0.580%	Monthly	Barclays	11/30/2018	USD	7,213,126	(81,792) ††	(3,254)	—	—	—	(85,046)
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	5,085,727	(122,973) ††	(1,483)	—	—	—	(124,456)
Total return on Atlantic High Yield Investment Grade Spread BetaBarclays Credit Index†	Fixed rate of 0.400%	Monthly	Barclays	11/30/2018	USD	208,403,970	(229,419) ††	(64,837)	—	—	—	(294,256)
Total return on Barclays Commodity Hedging Insights 2 Index†	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	79,265,230	(624,670) ††	(9,908)	—	—	—	(634,578)
Columbia Alternative Beta Fund | Quarterly Report 2018	3

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays Dualis Excess Return Index†	Fixed rate of 0.580%	Monthly	Barclays	11/30/2018	USD	84,536,236	(958,590) ††	(40,859)	—	—	—	(999,449)
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	97,059,090	(1,339,606) ††	(26,422)	—	—	—	(1,366,028)
Total return on Citi Commodities Congestion Pre-Post Roll Alpha (B) Index†	Fixed rate of 0.270%	Monthly	Citi	11/30/2018	USD	254,757,783	226,563 ††	(53,499)	—	—	173,064	—
Total return on Citi Commodities Congestion Pre-Post Roll Alpha (B) Index†	Fixed rate of 0.000%	Monthly	Citi	11/30/2018	USD	77,028,806	40 ††	—	—	—	40	—
Total return on Citi CVICOTS1 Index†	Fixed rate of 0.290%	Monthly	Citi	11/30/2018	USD	5,100,829	(6) ††	—	—	—	—	(6)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	76,190,101	(47) ††	—	—	—	—	(47)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	5,029,246	(15,708) ††	(1,173)	—	—	—	(16,881)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	5,294,721	(17,108) ††	(1,235)	—	—	—	(18,343)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	6,039,688	(18,864) ††	(1,409)	—	—	—	(20,273)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	8,479,111	(26,483) ††	(1,978)	—	—	—	(28,461)
Total return on Citi CVICOTS1 Index†	Fixed rate of 0.290%	Monthly	Citi	11/30/2018	USD	2,488,850	(100,980) ††	(561)	—	—	—	(101,541)
Total return on Citi CVICOTS1 Index†	Fixed rate of 0.400%	Monthly	Citi	11/30/2018	USD	8,427,905	(341,945) ††	(2,622)	—	—	—	(344,567)
Total return on Citi CVICOTS1 Index†	Fixed rate of 0.400%	Monthly	Citi	11/30/2018	USD	10,651,080	(432,144) ††	(3,314)	—	—	—	(435,458)
4	Columbia Alternative Beta Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	230,719,464	(720,594) ††	(53,835)	—	—	—	(774,429)
Total return on Citi CVICOTS1 Index†	Fixed rate of 0.400%	Monthly	Citi	11/30/2018	USD	42,289,223	(1,715,791) ††	(13,157)	—	—	—	(1,728,948)
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	221,355,444	3,691,708 ††	—	—	—	3,691,708	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	8,792,428	146,638 ††	—	—	—	146,638	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	7,751,550	129,278 ††	—	—	—	129,278	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	5,099,212	85,043 ††	—	—	—	85,043	—
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	46,133,592	58,458 ††	—	—	—	58,458	—
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	29,266,081	37,084 ††	—	—	—	37,084	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	2,049,513	34,181 ††	—	—	—	34,181	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	1,964,126	32,757 ††	—	—	—	32,757	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	1,961,458	32,713 ††	—	—	—	32,713	—
Columbia Alternative Beta Fund | Quarterly Report 2018	5

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	1,464,537	21,200 ††	—	—	—	21,200	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	1,043,991	17,411 ††	—	—	—	17,411	—
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	7,307,761	9,260 ††	—	—	—	9,260	—
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	2,082,791	2,639 ††	—	—	—	2,639	—
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	2,305,024	1,971 ††	—	—	—	1,971	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	76,458,727	0 ††	—	—	—	——	——
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	19,467,700	0 ††	—	—	—	——	——
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	385,236,588	1,848,293 ††	(32,103)	—	—	1,816,190	—
Total return on Goldman Sachs Curve Index RP09†	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2018	USD	239,245,888	1,143,145 ††	(21,931)	—	—	1,121,214	—
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	229,504,167	727,962 ††	3,825	—	—	731,787	—
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	87,251,540	614,041 ††	(18,905)	—	—	595,136	—
6	Columbia Alternative Beta Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	172,917,661	553,776 ††	(25,938)	—	—	527,838	—
Total return on Goldman Sachs Macro Index CA03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	62,791,453	386,618 ††	(5,233)	—	—	381,385	—
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	358,640,149	189,887 ††	—	—	—	189,887	—
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	21,259,900	149,618 ††	(4,606)	—	—	145,012	—
Total return on Goldman Sachs Series 19 10-year Volatility Carry Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	13,987,880	54,617 ††	—	—	—	54,617	—
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	17,161,673	54,961 ††	(2,574)	—	—	52,387	—
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	4,346,402	30,588 ††	(942)	—	—	29,646	—
Total return on Goldman Sachs Curve Index RP09†	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2018	USD	6,299,688	30,100 ††	(577)	—	—	29,523	—
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	8,748,135	27,748 ††	146	—	—	27,894	—
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	8,095,126	25,677 ††	135	—	—	25,812	—
Columbia Alternative Beta Fund | Quarterly Report 2018	7

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs Curve Index RP09†	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2018	USD	4,406,231	21,054 ††	(404)	—	—	20,650	—
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	6,165,661	19,746 ††	(925)	—	—	18,821	—
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	1,451,595	10,216 ††	(315)	—	—	9,901	—
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	1,305,308	9,186 ††	(283)	—	—	8,903	—
Total return on Goldman Sachs Curve Index RP09†	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2018	USD	3,529,166	7,797 ††	(324)	—	—	7,473	—
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	2,286,578	7,323 ††	(343)	—	—	6,980	—
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	1,010,132	7,109 ††	(219)	—	—	6,890	—
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	1,312,757	6,686 ††	(284)	—	—	6,402	—
Total return on Goldman Sachs Curve Index RP09†	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2018	USD	1,359,914	6,498 ††	(125)	—	—	6,373	—
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	1,776,907	5,636 ††	30	—	—	5,666	—
8	Columbia Alternative Beta Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	1,837,602	5,885 ††	(276)	—	—	5,609	—
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	3,211,973	5,429 ††	(482)	—	—	4,947	—
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	9,332,586	4,941 ††	—	—	—	4,941	—
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	1,488,653	4,722 ††	25	—	—	4,747	—
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	3,100,136	3,716 ††	52	—	—	3,768	—
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	6,765,563	3,582 ††	—	—	—	3,582	—
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	1,043,579	3,343 ††	(157)	—	—	3,186	—
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	5,775,801	3,058 ††	(481)	—	—	2,577	—
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	2,373,062	1,257 ††	(198)	—	—	1,059	—
Columbia Alternative Beta Fund | Quarterly Report 2018	9

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	1,995,972	1,057 ††	—	—	—	1,057	—
Total return on Goldman Sachs Macro Index CA03†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	2,414,658	543 ††	—	—	—	543	—
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	591,711	313 ††	(49)	—	—	264	—
Total return on Goldman Sachs FX Volatility Carry Basket Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	702,665	115 ††	(59)	—	—	56	—
Total return on Goldman Sachs FX Volatility Carry Basket Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	73,905	12 ††	(6)	—	—	6	—
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	4,653,326	(462) ††	—	—	—	—	(462)
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Retrun Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,494,531	(1,427) ††	—	—	—	—	(1,427)
Total return on Goldman Sachs FX Volatility Carry Basket Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	26,096,617	4,269 ††	(6,089)	—	—	—	(1,820)
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	2,893,736	(4,426) ††	—	—	—	—	(4,426)
Total return on Goldman Sachs FX Volatility Carry Basket Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,810,734	(4,657) ††	(151)	—	—	—	(4,808)
10	Columbia Alternative Beta Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	9,310,665	(5,749) ††	—	—	—	—	(5,749)
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	4,471,332	(6,052) ††	—	—	—	—	(6,052)
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	10,929,808	(8,982) ††	—	—	—	—	(8,982)
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Retrun Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,003,659	(10,364) ††	(69)	—	—	—	(10,433)
Total return on Goldman Sachs Macro Index CA03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	15,640,958	(12,979) ††	—	—	—	—	(12,979)
Total return on Goldman Sachs Series 19 10-year Volatility Carry Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	6,262,328	(15,044) ††	—	—	—	—	(15,044)
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	28,444,056	(22,737) ††	—	—	—	—	(22,737)
Total return on Goldman Sachs FX Volatility Carry Basket Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	21,161,265	(31,694) ††	—	—	—	—	(31,694)
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	40,960,767	(34,787) ††	—	—	—	—	(34,787)
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Retrun Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	983,845	(36,070) ††	(82)	—	—	—	(36,152)
Columbia Alternative Beta Fund | Quarterly Report 2018	11

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	136,322,371	(36,674) ††	—	—	—	—	(36,674)
Total return on Goldman Sachs Curve Index RP09†	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2018	USD	75,959,642	(42,024) ††	—	—	—	—	(42,024)
Total return on Goldman Sachs Commodity Volatility Carry Series 18 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	12,936,554	(59,611) ††	(54)	—	—	—	(59,665)
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	2,210,434	(60,977) ††	(405)	—	—	—	(61,382)
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Retrun Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,784,780	(65,433) ††	(149)	—	—	—	(65,582)
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	2,470,154	(66,310) ††	(453)	—	—	—	(66,763)
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	2,584,736	(69,386) ††	(474)	—	—	—	(69,860)
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	3,095,383	(83,096) ††	(567)	—	—	—	(83,663)
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Retrun Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	2,409,369	(94,769) ††	(201)	—	—	—	(94,970)
12	Columbia Alternative Beta Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	126,421,301	(101,056) ††	—	—	—	—	(101,056)
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,475,461	(101,706) ††	(123)	—	—	—	(101,829)
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,582,070	(109,055) ††	(132)	—	—	—	(109,187)
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	2,716,630	(195,895) ††	(226)	—	—	—	(196,121)
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	8,479,467	(227,627) ††	(1,555)	—	—	—	(229,182)
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	76,518,454	(1,309,185) ††	(5,238)	—	—	—	(1,314,423)
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Retrun Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	45,544,825	(1,669,757) ††	(11,386)	—	—	—	(1,681,143)
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	115,719,396	(3,106,436) ††	(21,215)	—	—	—	(3,127,651)
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	52,364,736	(3,609,606) ††	(13,091)	—	—	—	(3,622,697)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.100%	Monthly	JPMorgan	11/30/2018	USD	120,420,330	148,997 ††	502	—	—	149,499	—
Columbia Alternative Beta Fund | Quarterly Report 2018	13

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of 0.000%	Monthly	JPMorgan	11/30/2018	USD	189,453,164	0 ††	—	—	—	——	——
Total return on JPMorgan Equity Risk Premium - Global Pure Value L/S USD Index 1†	Fixed rate of 0.000%	Monthly	JPMorgan	11/30/2018	USD	122,413,421	(788,472) ††	—	—	—	—	(788,472)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	290,757	(148) ††	34	—	—	—	(114)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	2,324,523	(1,181) ††	271	—	—	—	(910)
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	811,041	(1,133) ††	126	—	—	—	(1,007)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	3,200,336	(1,626) ††	373	—	—	—	(1,253)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	5,537,607	(2,814) ††	692	—	—	—	(2,122)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	8,318,275	(4,227) ††	970	—	—	—	(3,257)
14	Columbia Alternative Beta Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	10,840,295	(5,510) ††	1,265	—	—	—	(4,245)
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	3,531,876	(4,936) ††	549	—	—	—	(4,387)
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	6,130,297	(8,568) ††	954	—	—	—	(7,614)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	137,894,189	(13,789) ††	—	—	—	—	(13,789)
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	4,198,646	(15,159) ††	653	—	—	—	(14,506)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	10,002,499	(18,540) ††	1,167	—	—	—	(17,373)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	353,848,146	(179,846) ††	41,282	—	—	—	(138,564)
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	77,583,027	(164,414) ††	654	—	—	—	(163,760)
Total							(3,029,529)	(524,428)	26,806	—	15,993,306	(19,574,069)
†	By investing in the total return swap contract, the Fund gains exposure to the underlying investments that make up the custom basket/index without having to own the underlying investments directly. The components of the custom basket/index are available on Columbia Alternative Beta Fund’s page of columbiathreadneedleus.com website.
††	Valuation based on significant unobservable inputs.
Columbia Alternative Beta Fund | Quarterly Report 2018	15

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2018 (Unaudited)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at February 28, 2018.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.544%
	538,647,376	360,215,692	(169,849,841)	729,013,227	(3,975)	(66,129)	5,806,817	728,940,326
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
16	Columbia Alternative Beta Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Alternative Beta Fund, February 28, 2018 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Money Market Funds	—	—	—	728,940,326	728,940,326
Total Investments	—	—	—	728,940,326	728,940,326
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	797,161	—	—	797,161
Swap Contracts	—	—	15,993,306	—	15,993,306
Liability
Forward Foreign Currency Exchange Contracts	—	(181,817)	—	—	(181,817)
Swap Contracts	—	—	(19,574,069)	—	(19,574,069)
Total	—	615,344	(3,580,763)	728,940,326	725,974,907
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain swap contracts classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
Columbia Alternative Beta Fund | Quarterly Report 2018	17

Consolidated Portfolio of Investments
Columbia Diversified Absolute Return Fund, February 28, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 45.0%
Issuer	Shares	Value ($)
Consumer Discretionary 6.6%
Automobiles 0.1%
General Motors Co.(a)	1,518	59,733
Diversified Consumer Services 0.2%
H&R Block, Inc.(a)	6,403	162,188
Hotels, Restaurants & Leisure 1.3%
International Game Technology PLC	3,988	105,682
Melco Resorts & Entertainment Ltd., ADR(a)	5,826	159,924
Norwegian Cruise Line Holdings Ltd.(b)	1,747	99,404
Royal Caribbean Cruises Ltd.(a)	2,090	264,594
Six Flags Entertainment Corp.(a)	4,740	303,786
Yum China Holdings, Inc.(a)	2,202	95,391
Total		1,028,781
Household Durables 0.6%
Mohawk Industries, Inc.(a),(b)	1,626	390,045
Tupperware Brands Corp.(a)	585	28,694
Total		418,739
Internet & Direct Marketing Retail 0.8%
Amazon.com, Inc.(a),(b)	115	173,932
Expedia, Inc.	1,325	139,350
Liberty Interactive Corp., Class A(a),(b)	10,572	305,214
Total		618,496
Leisure Products 0.1%
Hasbro, Inc.(a)	834	79,705
Media 1.1%
21st Century Fox, Inc., Class A(a)	6,933	255,273
Charter Communications, Inc., Class A(a),(b)	89	30,432
Comcast Corp., Class A(a)	7,538	272,951
DISH Network Corp., Class A(a),(b)	4,474	186,521
Liberty Global PLC, Class A(a),(b)	4,031	125,525
Total		870,702
Multiline Retail 0.1%
Dollar General Corp.(a)	1,005	95,063
Specialty Retail 1.1%
Best Buy Co., Inc.(a)	2,400	173,856
Gap, Inc. (The)(a)	109	3,442
Home Depot, Inc. (The)(a)	1,911	348,318
Common Stocks (continued)
Issuer	Shares	Value ($)
Lowe’s Companies, Inc.	1,242	111,271
Signet Jewelers Ltd.(a)	2,397	120,521
Ulta Beauty, Inc.(a),(b)	461	93,745
Total		851,153
Textiles, Apparel & Luxury Goods 1.2%
Canada Goose Holdings, Inc.(a),(b)	2,959	93,593
PVH Corp.(a)	3,462	499,497
Ralph Lauren Corp.(a)	1,710	180,987
VF Corp.(a)	2,207	164,576
Total		938,653
Total Consumer Discretionary		5,123,213
Consumer Staples 2.7%
Beverages 0.4%
PepsiCo, Inc.(a)	3,083	338,297
Food & Staples Retailing 0.3%
CVS Health Corp.(a)	1,750	118,527
Walgreens Boots Alliance, Inc.(a)	767	52,839
Walmart, Inc.(a)	770	69,308
Total		240,674
Food Products 0.7%
ConAgra Foods, Inc.(a)	692	25,002
Kellogg Co.(a)	4,046	267,845
Pilgrim’s Pride Corp.(a),(b)	6,045	152,334
Tyson Foods, Inc., Class A	1,479	110,008
Total		555,189
Household Products 0.3%
Energizer Holdings, Inc.(a)	3,464	188,719
Tobacco 1.0%
Altria Group, Inc.(a)	5,508	346,729
Philip Morris International, Inc.(a)	4,395	455,102
Total		801,831
Total Consumer Staples		2,124,710
Energy 2.8%
Energy Equipment & Services 0.4%
Patterson-UTI Energy, Inc.(a)	8,448	152,655
TechnipFMC PLC(a)	3,031	87,353
Tenaris SA, ADR(a)	2,891	99,711
Total		339,719

Columbia Diversified Absolute Return Fund | Quarterly Report 2018	1

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 2.4%
BP PLC, ADR(a)	3,957	153,769
Cabot Oil & Gas Corp.(a)	1,545	37,327
Canadian Natural Resources Ltd.(a)	4,610	145,031
ConocoPhillips (a)	5,347	290,396
Continental Resources, Inc.(a),(b)	7,322	347,868
Marathon Oil Corp.	9,340	135,617
Murphy Oil Corp.(a)	5,807	147,207
PBF Energy, Inc., Class A(a)	1,641	48,098
RSP Permian, Inc.(b)	2,526	96,771
Suncor Energy, Inc.(a)	6,176	203,314
Valero Energy Corp.(a)	2,010	181,744
World Fuel Services Corp.(a)	1,909	43,621
Total		1,830,763
Total Energy		2,170,482
Financials 7.0%
Banks 3.1%
Bank of America Corp.(a)	9,526	305,785
Bank of the Ozarks(a)	7,472	372,778
BB&T Corp.(a)	8,555	464,964
CIT Group, Inc.(a)	1,545	81,962
Citizens Financial Group, Inc.(a)	4,091	177,918
First Republic Bank(a)	1,152	106,906
JPMorgan Chase & Co.(a)	1,371	158,350
Regions Financial Corp.	9,760	189,442
SunTrust Banks, Inc.(a)	3,431	239,621
Wells Fargo & Co.	2,288	133,642
Zions Bancorporation(a)	2,863	157,379
Total		2,388,747
Capital Markets 0.9%
Bank of New York Mellon Corp. (The)(a)	4,391	250,419
Federated Investors, Inc., Class B(a)	222	7,233
Invesco Ltd.(a)	2,768	90,071
Lazard Ltd., Class A	3,351	180,853
S&P Global, Inc.(a)	996	191,033
Total		719,609
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.5%
Capital One Financial Corp.(a)	2,531	247,861
Navient Corp.(a)	9,439	122,329
Total		370,190
Diversified Financial Services 0.1%
Voya Financial, Inc.	2,045	104,336
Insurance 2.4%
Aflac, Inc.	3,794	337,211
Allstate Corp. (The)(a)	1,268	116,986
American International Group, Inc.(a)	5,951	341,230
Arch Capital Group Ltd.(a),(b)	1,157	102,094
CNA Financial Corp.(a)	1,440	73,526
Everest Re Group Ltd.	2,263	543,663
Old Republic International Corp.(a)	7,600	152,228
Unum Group(a)	2,550	129,948
WR Berkley Corp.(a)	1,567	107,151
Total		1,904,037
Total Financials		5,486,919
Health Care 6.1%
Biotechnology 1.1%
ACADIA Pharmaceuticals, Inc.(a),(b)	1,419	35,354
Alder Biopharmaceuticals, Inc.(a),(b)	3,460	48,094
Alexion Pharmaceuticals, Inc.(a),(b)	519	60,957
Atara Biotherapeutics, Inc.(a),(b)	1,128	43,456
Biogen, Inc.(a),(b)	180	52,018
BioMarin Pharmaceutical, Inc.(a),(b)	847	68,751
bluebird bio, Inc.(a),(b)	191	38,391
Celgene Corp.(a),(b)	460	40,075
Clovis Oncology, Inc.(a),(b)	635	36,875
Esperion Therapeutics, Inc.(a),(b)	533	42,859
Gilead Sciences, Inc.(a)	655	51,568
Immunomedics, Inc.(a),(b)	3,296	55,735
Insmed, Inc.(b)	1,385	33,531
NewLink Genetics Corp.(b)	4,530	32,525
Puma Biotechnology, Inc.(a),(b)	859	56,136
Sage Therapeutics, Inc.(a),(b)	213	34,370

2	Columbia Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TESARO, Inc.(a),(b)	1,079	59,593
Vertex Pharmaceuticals, Inc.(a),(b)	273	45,326
Total		835,614
Health Care Equipment & Supplies 1.6%
Baxter International, Inc.(a)	2,500	169,475
Hill-Rom Holdings, Inc.(a)	244	20,413
Medtronic PLC	6,429	513,613
Nevro Corp.(a),(b)	1,383	112,189
Quotient Ltd.(b)	29,921	137,637
STERIS PLC(a)	1,826	166,714
Varian Medical Systems, Inc.(a),(b)	1,472	175,668
Total		1,295,709
Health Care Providers & Services 1.2%
Brookdale Senior Living, Inc.(a),(b)	2,604	17,004
Centene Corp.(a),(b)	1,032	104,665
Envision Healthcare Corp.(a),(b)	3,845	148,032
Express Scripts Holding Co.(a),(b)	2,455	185,230
UnitedHealth Group, Inc.(a)	1,291	291,973
WellCare Health Plans, Inc.(a),(b)	838	162,497
Total		909,401
Life Sciences Tools & Services 0.4%
Charles River Laboratories International, Inc.(a),(b)	3,251	346,589
Pharmaceuticals 1.8%
Allergan PLC(a)	2,620	404,056
GW Pharmaceuticals PLC, ADR(a),(b)	428	48,638
Johnson & Johnson	2,002	260,020
Mallinckrodt PLC(b)	4,717	78,679
Perrigo Co. PLC(a)	1,737	141,496
Pfizer, Inc.(a)	12,490	453,512
Total		1,386,401
Total Health Care		4,773,714
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 7.1%
Aerospace & Defense 1.6%
Boeing Co. (The)(a)	539	195,231
General Dynamics Corp.(a)	351	78,080
L3 Technologies, Inc.	1,911	396,628
Northrop Grumman Corp.(a)	1,322	462,753
Textron, Inc.(a)	2,541	152,079
Total		1,284,771
Airlines 1.0%
Alaska Air Group, Inc.(a)	2,910	187,695
American Airlines Group, Inc.(a)	1,965	106,601
Copa Holdings SA, Class A(a)	1,229	167,107
Delta Air Lines, Inc.(a)	3,707	199,807
Southwest Airlines Co.(a)	1,984	114,755
Total		775,965
Building Products 0.3%
Masco Corp.(a)	4,795	197,170
Commercial Services & Supplies 0.1%
Pitney Bowes, Inc.(a)	9,188	113,931
Electrical Equipment 0.2%
AMETEK, Inc.(a)	2,221	168,219
Industrial Conglomerates 0.5%
Carlisle Companies, Inc.(a)	3,923	403,716
Machinery 2.3%
Allison Transmission Holdings, Inc.(a)	4,159	164,821
Crane Co.(a)	1,921	177,327
Cummins, Inc.(a)	286	48,097
Gardner Denver Holdings, Inc.(a),(b)	2,984	95,518
Graco, Inc.	3,825	169,639
Ingersoll-Rand PLC	5,324	472,771
REV Group, Inc.(a)	12,912	348,624
Snap-On, Inc.(a)	2,117	337,069
Total		1,813,866
Road & Rail 0.6%
Union Pacific Corp.(a)	3,676	478,799

Columbia Diversified Absolute Return Fund | Quarterly Report 2018	3

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.5%
Watsco, Inc.	975	161,236
WW Grainger, Inc.(a)	717	187,531
Total		348,767
Total Industrials		5,585,204
Information Technology 5.9%
Communications Equipment 0.4%
Arista Networks, Inc.(a),(b)	118	31,829
F5 Networks, Inc.(a),(b)	1,315	195,304
Juniper Networks, Inc.(a)	2,489	63,868
Total		291,001
Electronic Equipment, Instruments & Components 0.3%
Trimble Navigation Ltd.(a),(b)	2,420	91,791
Zebra Technologies Corp., Class A(a),(b)	1,340	185,107
Total		276,898
Internet Software & Services 0.7%
Alphabet, Inc., Class A(a),(b)	302	333,384
LogMeIn, Inc.(a)	353	40,789
VeriSign, Inc.(a),(b)	1,410	163,588
Total		537,761
IT Services 1.7%
Booz Allen Hamilton Holdings Corp.(a)	9,922	376,342
First Data Corp., Class A(b)	14,544	227,177
FleetCor Technologies, Inc.(a),(b)	1,334	266,707
MasterCard, Inc., Class A(a)	966	169,784
PayPal Holdings, Inc.(a),(b)	1,230	97,674
Visa, Inc., Class A(a)	1,696	208,506
Total		1,346,190
Semiconductors & Semiconductor Equipment 1.0%
Broadcom Ltd.(a)	498	122,737
MACOM Technology Solutions Holdings, Inc.(b)	6,995	149,274
Marvell Technology Group Ltd.(a)	8,051	189,118
Micron Technology, Inc.(a),(b)	2,383	116,314
ON Semiconductor Corp.(a),(b)	7,709	184,399
Total		761,842
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 1.3%
Activision Blizzard, Inc.(a)	1,473	107,721
Adobe Systems, Inc.(a),(b)	608	127,151
CA, Inc.(a)	2,321	81,467
Cadence Design Systems, Inc.(a),(b)	1,157	44,857
Electronic Arts, Inc.(a),(b)	1,381	170,830
Fortinet, Inc.(a),(b)	3,881	195,874
Microsoft Corp.(a)	3,272	306,815
Total		1,034,715
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc.(a)	769	136,974
Electronics for Imaging, Inc.(a),(b)	5,060	138,593
HP, Inc.(a)	3,652	85,420
NetApp, Inc.(a)	192	11,626
Western Digital Corp.(a)	95	8,269
Total		380,882
Total Information Technology		4,629,289
Materials 2.3%
Chemicals 1.0%
Cabot Corp.(a)	1,587	95,506
Celanese Corp., Class A(a)	2,498	251,948
DowDuPont, Inc.(a)	3,778	265,593
LyondellBasell Industries NV, Class A(a)	1,632	176,615
Total		789,662
Containers & Packaging 0.9%
International Paper Co.(a)	7,456	444,303
Owens-Illinois, Inc.(a),(b)	7,074	152,516
Packaging Corp. of America(a)	785	93,572
Total		690,391
Metals & Mining 0.2%
Alcoa Corp.(a),(b)	456	20,506
Tahoe Resources, Inc.	31,302	152,754
Total		173,260
Paper & Forest Products 0.2%
Domtar Corp.(a)	2,740	122,643
Total Materials		1,775,956

4	Columbia Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.2%
Equity Real Estate Investment Trusts (REITS) 2.0%
American Homes 4 Rent, Class A(a)	6,286	120,628
American Tower Corp.(a)	348	48,487
CoreCivic, Inc.(a)	5,772	120,000
Coresite Realty Corp.(a)	2,121	199,056
Equinix, Inc.(a)	621	243,494
Equity LifeStyle Properties, Inc.(a)	6,697	566,633
Gaming and Leisure Properties, Inc.(a)	1,104	36,719
Mack-Cali Realty Corp.	4,854	81,984
SBA Communications Corp.(a),(b)	1,060	166,706
Total		1,583,707
Real Estate Management & Development 0.2%
Realogy Holdings Corp.(a)	5,065	129,411
Total Real Estate		1,713,118
Telecommunication Services 0.6%
Diversified Telecommunication Services 0.6%
BCE, Inc.(a)	10,668	465,445
Total Telecommunication Services		465,445
Utilities 1.7%
Electric Utilities 1.0%
American Electric Power Co., Inc.(a)	7,166	469,946
Edison International(a)	3,010	182,376
Xcel Energy, Inc.(a)	2,421	104,781
Total		757,103
Multi-Utilities 0.7%
DTE Energy Co.(a)	2,402	242,074
NiSource, Inc.(a)	13,157	304,321
Total		546,395
Total Utilities		1,303,498
Total Common Stocks (Cost $34,066,692)		35,151,548
Convertible Bonds 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.2%
DISH Network Corp.
08/15/2026	3.375%	187,000	188,134
Total Convertible Bonds (Cost $204,232)			188,134

Exchange-Traded Funds 16.2%
	Shares	Value ($)
iPath Bloomberg Commodity Index Total Return ETN(b)	170,484	4,175,153
iShares TIPS Bond ETF	46,065	5,155,595
Vanguard Mortgage-Backed Securities ETF	31,164	1,602,141
Vanguard REIT ETF	23,198	1,701,574
Total Exchange-Traded Funds (Cost $12,778,247)		12,634,463

Money Market Funds 60.7%

Columbia Short-Term Cash Fund, 1.544%(c),(d)	47,406,515	47,401,774
Total Money Market Funds (Cost $47,406,129)		47,401,774
Total Investments (Cost $94,455,300)		95,375,919

Investments Sold Short (45.5)

Common Stocks (45.5)%
Issuer	Shares	Value ($)
Consumer Discretionary (7.1)%
Auto Components (0.5)%
Autoliv, Inc.	(2,130)	(305,527)
Delphi Technologies PLC	(1,365)	(65,179)
Total		(370,706)
Automobiles (0.8)%
Ferrari NV	(1,612)	(200,227)
Ford Motor Co.	(25,147)	(266,810)
Tesla, Inc.(b)	(541)	(185,595)
Total		(652,632)
Distributors (0.2)%
Genuine Parts Co.	(1,813)	(166,506)
Diversified Consumer Services (0.1)%
Bright Horizons Family Solutions, Inc.(b)	(727)	(69,479)

Columbia Diversified Absolute Return Fund | Quarterly Report 2018	5

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2018 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure (0.7)%
Chipotle Mexican Grill, Inc.(b)	(391)	(124,498)
Darden Restaurants, Inc.	(802)	(73,936)
Hyatt Hotels Corp., Class A(b)	(958)	(74,025)
MGM Resorts International	(240)	(8,215)
Norwegian Cruise Line Holdings Ltd.(b)	(2,093)	(119,092)
Starbucks Corp.	(2,050)	(117,055)
Total		(516,821)
Internet & Direct Marketing Retail (0.2)%
Amazon.com, Inc.(b)	(12)	(18,149)
Netflix, Inc.(b)	(537)	(156,471)
Total		(174,620)
Leisure Products (0.3)%
Mattel, Inc.	(8,019)	(127,502)
Polaris Industries, Inc.	(799)	(91,078)
Total		(218,580)
Media (0.8)%
Discovery Communications, Inc., Class A(b)	(4,126)	(100,344)
Madison Square Garden Co. (The), Class A(b)	(79)	(19,292)
Omnicom Group, Inc.	(1,819)	(138,662)
Regal Entertainment Group, Class A	(3,409)	(78,373)
Walt Disney Co. (The)	(2,640)	(272,343)
Total		(609,014)
Multiline Retail (0.4)%
Target Corp.	(3,841)	(289,650)
Specialty Retail (1.9)%
Abercrombie & Fitch Co., Class A	(3,600)	(74,268)
Advance Auto Parts, Inc.	(65)	(7,426)
AutoZone, Inc.(b)	(161)	(107,020)
Bed Bath & Beyond, Inc.	(2,974)	(63,763)
Best Buy Co., Inc.	(3,454)	(250,208)
CarMax, Inc.(b)	(1,933)	(119,691)
Dick’s Sporting Goods, Inc.	(2,706)	(86,646)
DSW, Inc., Class A	(3,579)	(70,184)
Murphy U.S.A., Inc.(b)	(1,550)	(116,421)
Penske Automotive Group, Inc.	(2,771)	(126,912)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Tiffany & Co.	(1,926)	(194,603)
TJX Companies, Inc. (The)	(3,705)	(306,329)
Total		(1,523,471)
Textiles, Apparel & Luxury Goods (1.2)%
Deckers Outdoor Corp.(b)	(892)	(84,366)
G-III Apparel Group Ltd.(b)	(2,052)	(75,739)
Michael Kors Holdings Ltd.(b)	(1,152)	(72,495)
Nike, Inc., Class B	(1,650)	(110,600)
Steven Madden Ltd.(b)	(1,657)	(72,742)
Under Armour, Inc., Class C(b)	(17,784)	(267,649)
VF Corp.	(3,600)	(268,452)
Total		(952,043)
Total Consumer Discretionary		(5,543,522)
Consumer Staples (2.8)%
Beverages (1.2)%
Brown-Forman Corp., Class B	(3,149)	(219,769)
Coca-Cola Co. (The)	(6,101)	(263,685)
Constellation Brands, Inc., Class A	(1,570)	(338,304)
Monster Beverage Corp.(b)	(2,100)	(133,077)
Total		(954,835)
Food & Staples Retailing (0.1)%
Casey’s General Stores, Inc.	(1,061)	(119,161)
Food Products (0.5)%
Blue Buffalo Pet Products, Inc.(b)	(3,240)	(129,795)
Hain Celestial Group, Inc. (The)(b)	(2,505)	(87,124)
Kraft Heinz Co. (The)	(1,625)	(108,956)
McCormick & Co., Inc.	(744)	(79,444)
Total		(405,319)
Household Products (0.8)%
Church & Dwight Co., Inc.	(1,340)	(65,914)
Clorox Co. (The)	(2,035)	(262,678)
Procter & Gamble Co. (The)	(3,302)	(259,273)
Total		(587,865)
Personal Products (0.2)%
Coty, Inc., Class A	(7,060)	(136,399)
Total Consumer Staples		(2,203,579)

6	Columbia Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2018 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Energy (2.9)%
Energy Equipment & Services (0.5)%
Frank’s International NV	(10,548)	(55,166)
National Oilwell Varco, Inc.	(7,709)	(270,509)
Oceaneering International, Inc.	(3,543)	(65,120)
Patterson-UTI Energy, Inc.	(598)	(10,806)
Total		(401,601)
Oil, Gas & Consumable Fuels (2.4)%
Apache Corp.	(6,108)	(208,588)
Cabot Oil & Gas Corp.	(1,876)	(45,324)
Cheniere Energy, Inc.(b)	(2,578)	(135,397)
Concho Resources, Inc.(b)	(1,821)	(274,607)
Diamondback Energy, Inc.(b)	(340)	(42,378)
Extraction Oil & Gas, Inc.(b)	(8,820)	(106,546)
Exxon Mobil Corp.	(3,307)	(250,472)
Gulfport Energy Corp.(b)	(7,000)	(67,900)
Hess Corp.	(1,019)	(46,283)
Murphy Oil Corp.	(2,255)	(57,164)
Occidental Petroleum Corp.	(3,772)	(247,443)
ONEOK, Inc.	(2,160)	(121,673)
Parsley Energy, Inc.(b)	(5,419)	(136,992)
RSP Permian, Inc.(b)	(3,500)	(134,085)
SM Energy Co.	(1,692)	(31,031)
Total		(1,905,883)
Total Energy		(2,307,484)
Financials (6.8)%
Banks (2.8)%
Bank of Hawaii Corp.	(442)	(36,248)
Bank of the Ozarks	(1,186)	(59,170)
Cullen/Frost Bankers, Inc.	(2,723)	(283,165)
East West Bancorp, Inc.	(2,581)	(169,185)
Fifth Third Bancorp	(8,862)	(292,889)
First Hawaiian, Inc.	(2,841)	(78,951)
First Republic Bank	(1,417)	(131,498)
FNB Corp.	(6,641)	(93,107)
M&T Bank Corp.	(872)	(165,540)
People’s United Financial, Inc.	(8,201)	(156,967)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Pinnacle Financial Partners, Inc.	(2,005)	(129,423)
PNC Financial Services Group, Inc. (The)	(1,036)	(163,336)
Prosperity Bancshares, Inc.	(1,666)	(124,950)
Regions Financial Corp.	(13,384)	(259,783)
Signature Bank(b)	(588)	(85,960)
Total		(2,230,172)
Capital Markets (1.8)%
Affiliated Managers Group, Inc.	(590)	(111,722)
Cboe Global Markets, Inc.	(736)	(82,439)
Charles Schwab Corp. (The)	(3,877)	(205,559)
Factset Research Systems, Inc.	(393)	(79,850)
Franklin Resources, Inc.	(4,436)	(171,540)
Goldman Sachs Group, Inc. (The)	(788)	(207,189)
Moody’s Corp.	(997)	(166,379)
Raymond James Financial, Inc.	(492)	(45,613)
T Rowe Price Group, Inc.	(1,699)	(190,118)
Thomson Reuters Corp.	(3,017)	(118,840)
Total		(1,379,249)
Diversified Financial Services (0.1)%
Berkshire Hathaway, Inc., Class B(b)	(339)	(70,241)
Insurance (1.6)%
Alleghany Corp.(b)	(205)	(124,261)
American International Group, Inc.	(511)	(29,301)
Aon PLC	(1,415)	(198,553)
Brown & Brown, Inc.	(1,477)	(77,749)
Chubb Ltd.	(816)	(115,807)
Markel Corp.(b)	(91)	(101,192)
RenaissanceRe Holdings Ltd.	(997)	(127,895)
Travelers Companies, Inc. (The)	(526)	(73,114)
Unum Group	(3,605)	(183,711)
Willis Towers Watson PLC	(1,585)	(250,271)
Total		(1,281,854)
Thrifts & Mortgage Finance (0.5)%
MGIC Investment Corp.(b)	(17,243)	(237,781)
TFS Financial Corp.	(8,746)	(128,216)
Total		(365,997)
Total Financials		(5,327,513)

Columbia Diversified Absolute Return Fund | Quarterly Report 2018	7

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2018 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care (6.1)%
Biotechnology (1.2)%
Alkermes PLC(b)	(658)	(37,559)
Alnylam Pharmaceuticals, Inc.(b)	(290)	(34,846)
AMAG Pharmaceuticals, Inc.(b)	(2,698)	(56,793)
Amgen, Inc.	(385)	(70,751)
Avexis, Inc.(b)	(371)	(45,904)
Enanta Pharmaceuticals, Inc.(b)	(664)	(52,204)
Epizyme, Inc.(b)	(2,348)	(41,560)
Fibrogen, Inc.(b)	(668)	(36,807)
Halozyme Therapeutics, Inc.(b)	(2,058)	(40,460)
Intrexon Corp.(b)	(4,525)	(58,915)
Ionis Pharmaceuticals, Inc.(b)	(736)	(38,876)
Ironwood Pharmaceuticals, Inc.(b)	(2,395)	(34,009)
Ligand Pharmaceuticals, Inc.(b)	(392)	(59,541)
Madrigal Pharmaceuticals, Inc.(b)	(427)	(53,819)
Myriad Genetics, Inc.(b)	(1,077)	(34,916)
OPKO Health, Inc.(b)	(13,314)	(45,134)
PDL BioPharma, Inc.(b)	(11,161)	(26,786)
Portola Pharmaceuticals, Inc.(b)	(958)	(40,543)
Radius Health, Inc.(b)	(1,006)	(38,319)
United Therapeutics Corp.(b)	(474)	(54,913)
Total		(902,655)
Health Care Equipment & Supplies (1.2)%
ABIOMED, Inc.(b)	(553)	(148,304)
Align Technology, Inc.(b)	(478)	(125,485)
Becton Dickinson and Co.	(835)	(185,387)
Boston Scientific Corp.(b)	(4,718)	(128,613)
Dexcom, Inc.(b)	(2,452)	(137,655)
Hologic, Inc.(b)	(3,050)	(118,431)
Stryker Corp.	(721)	(116,917)
Teleflex, Inc.	(59)	(14,740)
Total		(975,532)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services (0.7)%
Acadia Healthcare Co., Inc.(b)	(550)	(20,955)
Aetna, Inc.	(734)	(129,962)
DaVita, Inc.(b)	(995)	(71,660)
Henry Schein, Inc.(b)	(632)	(41,832)
Laboratory Corp. of America Holdings(b)	(49)	(8,462)
McKesson Corp.	(418)	(62,378)
Quest Diagnostics, Inc.	(667)	(68,735)
Universal Health Services, Inc., Class B	(1,166)	(133,157)
Total		(537,141)
Health Care Technology (0.3)%
Allscripts Healthcare Solutions, Inc.(b)	(5,115)	(70,945)
athenahealth, Inc.(b)	(150)	(20,961)
Cerner Corp.(b)	(2,593)	(166,367)
Total		(258,273)
Life Sciences Tools & Services (0.3)%
Bio-Rad Laboratories, Inc., Class A(b)	(74)	(19,983)
IQVIA Holdings, Inc.(b)	(751)	(73,846)
Mettler-Toledo International, Inc.(b)	(105)	(64,703)
Waters Corp.(b)	(325)	(66,508)
Total		(225,040)
Pharmaceuticals (2.4)%
Astrazeneca PLC, ADR	(4,564)	(151,479)
Glaxosmithkline PLC, ADR	(7,581)	(275,266)
Novartis AG, ADR	(3,122)	(260,219)
Novo Nordisk A/S, ADR	(5,077)	(261,364)
Perrigo Co. PLC	(829)	(67,530)
Roche Holding AG, ADR	(9,442)	(272,968)
Sanofi, ADR	(6,496)	(254,968)
Zoetis, Inc.	(3,858)	(311,958)
Total		(1,855,752)
Total Health Care		(4,754,393)

8	Columbia Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2018 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials (7.2)%
Aerospace & Defense (0.7)%
Curtiss-Wright Corp.	(537)	(72,485)
Esterline Technologies Corp.(b)	(1,040)	(76,856)
Harris Corp.	(619)	(96,657)
Huntington Ingalls Industries, Inc.	(423)	(110,830)
Mercury Systems, Inc.(b)	(1,297)	(59,623)
Northrop Grumman Corp.	(100)	(35,004)
Triumph Group, Inc.	(2,399)	(67,052)
Total		(518,507)
Air Freight & Logistics (0.7)%
C.H. Robinson Worldwide, Inc.	(1,072)	(100,082)
Expeditors International of Washington, Inc.	(1,019)	(66,194)
Fedex Corp.	(480)	(118,277)
United Parcel Service, Inc., Class B	(2,238)	(233,670)
Total		(518,223)
Airlines (0.6)%
American Airlines Group, Inc.	(329)	(17,848)
Spirit Airlines, Inc.(b)	(3,240)	(129,082)
United Continental Holdings, Inc.(b)	(4,552)	(308,580)
Total		(455,510)
Building Products (0.7)%
Allegion PLC	(904)	(76,035)
AO Smith Corp.	(2,050)	(131,590)
Armstrong World Industries, Inc.(b)	(1,041)	(62,772)
Johnson Controls International PLC	(3,269)	(120,528)
USG Corp.(b)	(3,795)	(126,829)
Total		(517,754)
Commercial Services & Supplies (0.4)%
Clean Harbors, Inc.(b)	(1,335)	(66,656)
Republic Services, Inc.	(977)	(65,635)
Stericycle, Inc.(b)	(939)	(58,847)
Waste Management, Inc.	(1,956)	(168,842)
Total		(359,980)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering (0.2)%
Fluor Corp.	(1,239)	(70,499)
Quanta Services, Inc.(b)	(3,156)	(108,693)
Total		(179,192)
Electrical Equipment (0.4)%
Emerson Electric Co.	(4,045)	(287,438)
Industrial Conglomerates (0.8)%
3M Co.	(1,153)	(271,543)
General Electric Co.	(3,385)	(47,762)
Roper Technologies, Inc.	(1,056)	(290,495)
Total		(609,800)
Machinery (1.5)%
Allison Transmission Holdings, Inc.	(1,488)	(58,969)
Deere & Co.	(896)	(144,140)
Illinois Tool Works	(1,682)	(271,542)
Kennametal, Inc.	(1,378)	(56,774)
Oshkosh Corp.	(1,450)	(114,448)
Parker-Hannifin Corp.	(1,415)	(252,535)
Stanley Black & Decker, Inc.	(382)	(60,811)
Trinity Industries, Inc.	(3,651)	(119,169)
Wabtec Corp.	(1,574)	(128,029)
Total		(1,206,417)
Marine (0.1)%
Kirby Corp.(b)	(944)	(70,800)
Professional Services (0.7)%
Dun & Bradstreet Corp. (The)	(645)	(80,651)
IHS Markit Ltd.(b)	(4,347)	(204,526)
Nielsen Holdings PLC	(4,672)	(152,447)
Verisk Analytics, Inc.(b)	(1,373)	(140,307)
Total		(577,931)
Road & Rail (0.2)%
AMERCO	(55)	(18,920)
Heartland Express, Inc.	(3,369)	(65,763)
Landstar System, Inc.	(628)	(68,326)
Total		(153,009)

Columbia Diversified Absolute Return Fund | Quarterly Report 2018	9

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2018 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors (0.2)%
Air Lease Corp.	(2,678)	(116,948)
United Rentals, Inc.(b)	(145)	(25,388)
Total		(142,336)
Total Industrials		(5,596,897)
Information Technology (6.3)%
Communications Equipment (0.4)%
CommScope Holding Co., Inc.(b)	(3,143)	(121,666)
Juniper Networks, Inc.	(8,311)	(213,260)
Total		(334,926)
Electronic Equipment, Instruments & Components (0.5)%
Arrow Electronics, Inc.(b)	(1,408)	(114,865)
Avnet, Inc.	(2,897)	(123,702)
Corning Inc	(309)	(8,986)
Dolby Laboratories, Inc., Class A	(1,101)	(71,069)
Vishay Intertechnology, Inc.	(3,885)	(71,484)
Total		(390,106)
Internet Software & Services (0.1)%
Akamai Technologies, Inc.(b)	(1,013)	(68,337)
IT Services (1.1)%
DST Systems, Inc.	(376)	(31,272)
Gartner, Inc.(b)	(64)	(7,258)
Global Payments, Inc.	(150)	(17,009)
Jack Henry & Associates, Inc.	(623)	(73,078)
Paychex, Inc.	(4,308)	(280,580)
Square, Inc., Class A(b)	(2,724)	(125,440)
Western Union Co.	(10,237)	(202,897)
Wex, Inc.(b)	(986)	(147,456)
Total		(884,990)
Semiconductors & Semiconductor Equipment (1.1)%
Advanced Micro Devices, Inc.(b)	(6,231)	(75,458)
Amkor Technology, Inc.(b)	(7,608)	(76,460)
Analog Devices, Inc.	(1,387)	(125,038)
Nvidia Corp.	(601)	(145,442)
NXP Semiconductors NV(b)	(877)	(109,327)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Qorvo, Inc.(b)	(3,163)	(255,286)
Versum Materials, Inc.	(1,103)	(40,833)
Total		(827,844)
Software (1.6)%
Autodesk, Inc.(b)	(1,080)	(126,867)
CA, Inc.	(8,030)	(281,853)
Check Point Software Technologies Ltd.(b)	(1,601)	(166,328)
Citrix Systems, Inc.(b)	(3,105)	(285,660)
FireEye, Inc.(b)	(7,800)	(129,402)
Nuance Communications, Inc.(b)	(3,005)	(48,260)
PTC, Inc.(b)	(2,013)	(148,479)
Ultimate Software Group, Inc.(b)	(119)	(28,377)
Total		(1,215,226)
Technology Hardware, Storage & Peripherals (1.5)%
Hewlett Packard Enterprise Co.	(25,718)	(478,098)
HP, Inc.	(12,445)	(291,089)
NetApp, Inc.	(3,110)	(188,310)
Seagate Technology	(4,150)	(221,610)
Total		(1,179,107)
Total Information Technology		(4,900,536)
Materials (2.1)%
Chemicals (1.0)%
Albemarle Corp.	(957)	(96,111)
Ecolab, Inc.	(2,118)	(276,293)
International Flavors & Fragrances, Inc.	(1,895)	(267,669)
Scotts Miracle-Gro Co. (The), Class A	(826)	(74,208)
WR Grace & Co.	(1,656)	(109,594)
Total		(823,875)
Construction Materials (0.2)%
Martin Marietta Materials, Inc.	(64)	(13,051)
Vulcan Materials Co.	(983)	(115,729)
Total		(128,780)

10	Columbia Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2018 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging (0.5)%
AptarGroup, Inc.	(875)	(78,242)
Ball Corp.	(2,849)	(113,818)
Sealed Air Corp.	(2,670)	(113,128)
Sonoco Products Co.	(1,424)	(68,309)
Total		(373,497)
Metals & Mining (0.4)%
BHP Billiton Ltd., ADR	(3,917)	(182,141)
Royal Gold, Inc.	(1,451)	(117,197)
Total		(299,338)
Total Materials		(1,625,490)
Real Estate (2.0)%
Equity Real Estate Investment Trusts (REITS) (2.0)%
Alexandria Real Estate Equities, Inc.	(108)	(13,101)
Crown Castle International Corp.	(165)	(18,160)
Federal Realty Investment Trust	(906)	(103,230)
Healthcare Trust of America, Inc., Class A	(3,800)	(94,430)
Kimco Realty Corp.	(15,240)	(227,990)
Lamar Advertising Co., Class A	(1,408)	(93,590)
Macerich Co. (The)	(2,030)	(119,648)
Public Storage	(1,521)	(295,743)
Realty Income Corp.	(1,960)	(96,393)
Regency Centers Corp.	(1,810)	(105,179)
STORE Capital Corp.	(2,390)	(56,978)
Uniti Group, Inc.	(689)	(10,576)
Washington Prime Group, Inc.	(11,650)	(76,308)
Welltower, Inc.	(4,815)	(252,787)
Total		(1,564,113)
Total Real Estate		(1,564,113)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services (0.5)%
Diversified Telecommunication Services (0.3)%
Verizon Communications, Inc.	(5,371)	(256,412)
Wireless Telecommunication Services (0.2)%
Rogers Communications, Inc.	(3,867)	(174,363)
Total Telecommunication Services		(430,775)
Utilities (1.7)%
Electric Utilities (0.6)%
PPL Corp.	(6,106)	(174,937)
Southern Co. (The)	(6,612)	(284,712)
Total		(459,649)
Multi-Utilities (0.7)%
Consolidated Edison, Inc.	(3,667)	(274,622)
Dominion Energy, Inc.	(3,861)	(285,984)
Total		(560,606)
Water Utilities (0.4)%
Aqua America, Inc.	(8,115)	(277,452)
Total Utilities		(1,297,707)
Total Common Stocks (Proceeds $34,946,831)		(35,552,009)
Total Investments Sold Short (Proceeds $34,946,831)		(35,552,009)
Total Investments, Net of Investments Sold Short		59,823,910
Other Assets & Liabilities, Net		18,261,291
Net Assets		78,085,201

At February 28, 2018, securities and/or cash totaling $47,567,383 were pledged as collateral.
Columbia Diversified Absolute Return Fund | Quarterly Report 2018	11

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2018 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,306,000 CHF	2,462,018 USD	Citi	03/14/2018	17,383	—
19,876,000 SEK	2,434,830 USD	Citi	03/14/2018	34,007	—
2,473,180 USD	2,306,000 CHF	Citi	03/14/2018	—	(28,544)
2,460,967 USD	19,876,000 SEK	Citi	03/14/2018	—	(60,145)
6,750,000 NZD	4,959,463 USD	Credit Suisse	03/14/2018	91,903	—
2,456,754 USD	3,392,000 NZD	Credit Suisse	03/14/2018	—	(10,716)
878,000 NOK	112,246 USD	HSBC	03/14/2018	1,020	—
2,456,372 USD	262,341,000 JPY	HSBC	03/14/2018	4,679	—
6,149,357 USD	48,846,000 NOK	HSBC	03/14/2018	38,486	—
80,172,000 JPY	747,741 USD	HSBC	04/09/2018	—	(5,790)
407,646 USD	43,376,000 JPY	HSBC	04/09/2018	42	—
700,000 AUD	545,964 USD	HSBC	04/24/2018	2,216	—
600,000 CAD	468,982 USD	HSBC	04/24/2018	912	—
600,000 CHF	639,164 USD	HSBC	04/24/2018	801	—
500,000 EUR	613,334 USD	HSBC	04/24/2018	820	—
400,000 GBP	553,420 USD	HSBC	04/24/2018	1,371	—
5,200,000 JPY	48,962 USD	HSBC	04/24/2018	40	—
3,100,000 NOK	394,162 USD	HSBC	04/24/2018	914	—
500,000 NZD	361,094 USD	HSBC	04/24/2018	636	—
3,800,000 SEK	461,298 USD	HSBC	04/24/2018	839	—
2,400,000 SGD	1,815,986 USD	HSBC	04/24/2018	2,682	—
547,193 USD	700,000 AUD	HSBC	04/24/2018	—	(3,444)
474,009 USD	600,000 CAD	HSBC	04/24/2018	—	(5,939)
644,458 USD	600,000 CHF	HSBC	04/24/2018	—	(6,095)
616,880 USD	500,000 EUR	HSBC	04/24/2018	—	(4,366)
560,182 USD	400,000 GBP	HSBC	04/24/2018	—	(8,132)
854,284 USD	90,800,000 JPY	HSBC	04/24/2018	—	(27)
395,456 USD	3,100,000 NOK	HSBC	04/24/2018	—	(2,208)
363,986 USD	500,000 NZD	HSBC	04/24/2018	—	(3,529)
467,195 USD	3,800,000 SEK	HSBC	04/24/2018	—	(6,736)
1,818,003 USD	2,400,000 SGD	HSBC	04/24/2018	—	(4,698)
5,013,000 EUR	6,155,312 USD	Morgan Stanley	03/14/2018	33,336	—
4,422,000 GBP	6,142,601 USD	Morgan Stanley	03/14/2018	51,085	—
2,489,822 USD	2,022,000 EUR	Morgan Stanley	03/14/2018	—	(20,515)
42,038 USD	30,000 GBP	Morgan Stanley	03/14/2018	—	(711)
178,000 AUD	139,590 USD	Morgan Stanley	04/09/2018	1,328	—
1,743,000 CAD	1,376,438 USD	Morgan Stanley	04/09/2018	17,054	—
532,000 EUR	658,488 USD	Morgan Stanley	04/09/2018	7,460	—
138,345 USD	178,000 AUD	Morgan Stanley	04/09/2018	—	(83)
169,232 USD	217,000 CAD	Morgan Stanley	04/09/2018	9	—
521,347 USD	426,000 EUR	Morgan Stanley	04/09/2018	—	(35)
32,000 AUD	25,273 USD	UBS	03/14/2018	418	—
3,705,651 USD	4,727,000 AUD	UBS	03/14/2018	—	(34,133)
Total				309,441	(205,846)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini JGB	24	03/2018	JPY	363,105,054	911	—
EURO STOXX 50	33	03/2018	EUR	1,134,540	—	(51,330)
Euro-Buxl 30-Year	16	03/2018	EUR	2,629,611	—	(126,359)
FTSE 100 Index	9	03/2018	GBP	650,340	—	(23,253)
Hang Seng Index	4	03/2018	HKD	6,146,400	—	(12,868)
Long Gilt	12	06/2018	GBP	1,481,613	7,951	—
MSCI Emerging Markets Index	29	03/2018	USD	1,715,350	86,764	—
12	Columbia Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2018 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	50	03/2018	USD	2,957,500	50,248	—
MSCI Singapore IX ETS	15	03/2018	SGD	600,975	—	(5,104)
S&P 500 E-mini	48	03/2018	USD	6,514,560	182,582	—
SPI 200 Index	11	03/2018	AUD	1,650,275	—	(3,564)
TOPIX Index	2	03/2018	JPY	35,360,000	—	(5,328)
TOPIX Index	8	03/2018	JPY	141,440,000	—	(7,324)
U.S. Ultra Bond	15	06/2018	USD	2,376,889	10,734	—
Total					339,190	(235,130)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euroyen	(15)	06/2018	JPY	(374,718,750)	—	(127)
90-Day Euro$	(14)	06/2018	USD	(3,420,375)	12,737	—
90-Day Sterling	(20)	06/2018	GBP	(2,479,500)	3,290	—
Australian 10-Year Bond	(20)	03/2018	AUD	(2,555,855)	—	(5,594)
Euro CHF 3-Month ICE	(6)	06/2018	CHF	(1,510,800)	—	(14)
EURO STOXX 50	(61)	03/2018	EUR	(2,097,180)	54,103	—
FTSE 100 Index	(16)	03/2018	GBP	(1,156,160)	46,035	—
Long Gilt	(8)	06/2018	GBP	(987,742)	538	—
S&P 500 E-mini	(17)	03/2018	USD	(2,307,240)	—	(50,584)
U.S. Long Bond	(8)	06/2018	USD	(1,158,521)	—	(2,018)
Total					116,703	(58,337)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 2.205%	Receives Semi annually, Pays Semi annually	Morgan Stanley	09/06/2027	CAD	2,166,000	48,108	—	—	48,108	—
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 2.205%	Receives Semi annually, Pays Semi annually	Morgan Stanley	09/06/2027	CAD	425,000	7,377	—	—	7,377	—
3-Month USD LIBOR	Fixed rate of 2.044%	Receives Quarterly, Pays Semi annually	Morgan Stanley	09/08/2027	USD	6,143,000	406,413	—	—	406,413	—
Fixed rate of 0.210%	6-Month JPY BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	09/08/2027	JPY	82,205,000	(6,734)	—	—	—	(6,734)
Fixed rate of 0.770%	6-Month EURIBOR	Receives Annually, Pays Semi annually	Morgan Stanley	09/08/2027	EUR	4,881,000	(119,085)	—	—	—	(119,085)
Fixed rate of 1.400%	6-Month GBP LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	11/01/2027	GBP	1,337,000	(24,939)	—	—	—	(24,939)
Fixed rate of 0.769%	6-Month EURIBOR	Receives Annually, Pays Semi annually	Morgan Stanley	12/05/2027	EUR	1,191,000	(37,083)	—	—	—	(37,083)
Fixed rate of 0.285%	6-Month JPY BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	12/06/2027	JPY	66,227,000	(2,005)	—	—	—	(2,005)
6-Month GBP LIBOR	Fixed rate of 1.322%	Receives Semi annually, Pays Semi annually	Morgan Stanley	01/02/2028	GBP	2,734,000	86,343	—	—	86,343	—
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 2.440%	Receives Semi annually, Pays Semi annually	Morgan Stanley	01/02/2028	CAD	2,043,000	19,131	—	—	19,131	—
Fixed rate of 2.821%	6-Month AUD BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	01/03/2028	AUD	3,156,000	(21,673)	—	—	—	(21,673)
Columbia Diversified Absolute Return Fund | Quarterly Report 2018	13

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2018 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 0.891%	6-Month EURIBOR	Receives Annually, Pays Semi annually	Morgan Stanley	01/04/2028	EUR	2,843,000	(53,295)	—	—	—	(53,295)
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 2.697%	Receives Semi annually, Pays Semi annually	Morgan Stanley	02/01/2028	CAD	5,870,000	(45,049)	—	—	—	(45,049)
Total							257,509	—	—	567,372	(309,863)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 28	Citi	12/20/2022	1.000	Quarterly	1.204%	USD	873,000	(7,809)	1,722	—	(29,077)	22,990	—
Markit CDX Emerging Markets Index, Series 28	Citi	12/20/2022	1.000	Quarterly	1.204%	USD	509,250	(4,555)	1,004	—	(5,906)	2,355	—
Total									2,726	—	(34,983)	25,345	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 29	Morgan Stanley	12/20/2022	5.000	Quarterly	3.309%	USD	3,350,000	68,170	—	—	68,170	—
Markit CDX North America Investment Grade Index, Series 29	Morgan Stanley	12/20/2022	1.000	Quarterly	0.545%	USD	1,285,000	7,191	—	—	7,191	—
Total								75,361	—	—	75,361	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

14	Columbia Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2018 (Unaudited)
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays Commodity Strategy 1692 Index Excess Return†	Fixed rate of 0.500%	Monthly	Barclays	11/30/2018	USD	2,275,985	119,867 ††	(46)	—	—	119,821	—
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	5,860,885	60,876 ††	(2,930)	1,662	—	56,284	—
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	383,596	7,430 ††	(310)	141	—	6,979	—
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	125,163	1,300 ††	(58)	37	—	1,205	—
Total return on Barclays Commodity Hedging Insights 2 Index†	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	2,098,806	0 ††	—	—	—	——	——
Total return on Barclays Dualis Excess Return Index†	Fixed rate of 0.580%	Monthly	Barclays	11/30/2018	USD	594,756	0 ††	—	—	—	——	——
Total return on Barclays Dualis Excess Return Index†	Fixed rate of 0.580%	Monthly	Barclays	11/30/2018	USD	196,876	(2,233) ††	(95)	—	—	—	(2,328)
Total return on Atlantic High Yield Investment Grade Spread BetaBarclays Credit Index†	Fixed rate of 0.400%	Monthly	Barclays	11/30/2018	USD	7,034,173	(7,744) ††	(2,188)	5,012	—	—	(14,944)
Total return on Barclays Commodity Hedging Insights 2 Index†	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	2,754,426	(21,707) ††	(344)	—	—	—	(22,051)
Total return on Barclays Dualis Excess Return Index†	Fixed rate of 0.580%	Monthly	Barclays	11/30/2018	USD	3,296,835	(37,384) ††	(1,487)	—	—	—	(38,871)
Columbia Diversified Absolute Return Fund | Quarterly Report 2018	15

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	3,402,339	(46,959) ††	(926)	—	—	—	(47,885)
Total return on Citi Commodities Congestion Pre-Post Roll Alpha (B) Index†	Fixed rate of 0.270%	Monthly	Citi	11/30/2018	USD	8,285,335	7,368 ††	(1,740)	—	—	5,628	—
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	8,305,744	(25,941) ††	(1,938)	—	—	—	(27,879)
Total return on Citi CVICOTS1 Index†	Fixed rate of 0.400%	Monthly	Citi	11/30/2018	USD	2,204,798	(89,455) ††	(686)	—	—	—	(90,141)
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	7,855,838	131,018 ††	—	—	—	131,018	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	274,395	4,576 ††	—	—	—	4,576	—
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	1,934,110	2,451 ††	—	—	—	2,451	—
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	965,003	1,223 ††	—	—	—	1,223	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	50,699	846 ††	—	—	—	846	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	2,501,926	0 ††	—	—	—	——	——
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	568,610	0 ††	—	—	—	——	——
16	Columbia Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	12,686,350	60,867 ††	(1,057)	—	—	59,810	—
Total return on Goldman Sachs Curve Index RP09†	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2018	USD	8,282,146	39,573 ††	(759)	—	—	38,814	—
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	3,836,999	27,003 ††	(831)	—	—	26,172	—
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	8,022,455	25,446 ††	134	—	—	25,580	—
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	6,449,752	20,656 ††	(968)	—	—	19,688	—
Total return on Goldman Sachs Macro Index CA03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	2,102,539	12,945 ††	(175)	—	—	12,770	—
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	12,674,249	6,711 ††	—	—	—	6,711	—
Total return on Goldman Sachs Series 19 10-year Volatility Carry Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	501,060	1,956 ††	—	—	—	1,956	—
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	208,970	669 ††	(31)	—	—	638	—
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	197,448	627 ††	3	—	—	630	—
Columbia Diversified Absolute Return Fund | Quarterly Report 2018	17

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	100,089	53 ††	—	—	—	53	—
Total return on Goldman Sachs FX Volatility Carry Basket Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	426,602	70 ††	(36)	—	—	34	—
Total return on Goldman Sachs FX Volatility Carry Basket Index†	Fixed rate of 0.280%	Monthly	Goldman Sachs International	11/30/2018	USD	518,244	85 ††	(121)	—	—	—	(36)
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	300,838	(247) ††	—	—	—	—	(247)
Total return on Goldman Sachs Macro Index CA03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	501,347	(416) ††	—	—	—	—	(416)
Total return on Goldman Sachs Series 19 10-year Volatility Carry Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	200,553	(482) ††	—	—	—	—	(482)
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	923,942	(739) ††	—	—	—	—	(739)
Total return on Goldman Sachs FX Volatility Carry Basket Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	701,556	(1,051) ††	—	—	—	—	(1,051)
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	1,298,709	(1,103) ††	—	—	—	—	(1,103)
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	4,504,008	(1,212) ††	—	—	—	—	(1,212)
Total return on Goldman Sachs Curve Index RP09†	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2018	USD	2,502,070	(1,384) ††	—	—	—	—	(1,384)
18	Columbia Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	54,528	(1,464) ††	(10)	—	—	—	(1,474)
Total return on Goldman Sachs Commodity Volatility Carry Series 18 Excess Return Strategy†	Fixed rate of 0.350%	Monthly	Goldman Sachs International	11/30/2018	USD	391,896	(2,003) ††	(6)	—	—	—	(2,009)
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Retrun Strategy†	Fixed rate of 0.300%	Monthly	Goldman Sachs International	11/30/2018	USD	57,922	(2,123) ††	(15)	—	—	—	(2,138)
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	108,319	(2,908) ††	(20)	—	—	—	(2,928)
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	4,100,751	(3,278) ††	—	—	—	—	(3,278)
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	245,967	(16,955) ††	(21)	—	—	—	(16,976)
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Retrun Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,622,037	(59,466) ††	(406)	—	—	—	(59,872)
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	4,116,640	(70,433) ††	(282)	—	—	—	(70,715)
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	4,316,920	(115,886) ††	(791)	—	—	—	(116,677)
Columbia Diversified Absolute Return Fund | Quarterly Report 2018	19

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.100%	Monthly	JPMorgan	11/30/2018	USD	4,114,389	5,091 ††	17	—	—	5,108	—
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.100%	Monthly	JPMorgan	11/30/2018	USD	6,005,425	0 ††	—	—	—	——	——
Total return on JPMorgan Equity Risk Premium - Global Pure Value L/S USD Index 1†	Fixed rate of -0.100%	Monthly	JPMorgan	11/30/2018	USD	4,023,903	(25,918) ††	—	—	—	—	(25,918)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	82,871	(42) ††	10	—	—	—	(32)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	84,524	(43) ††	10	—	—	—	(33)
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	73,114	(102) ††	11	—	—	—	(91)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	4,609,858	(461) ††	—	—	—	—	(461)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	12,561,819	(6,385) ††	1,466	—	—	—	(4,919)
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	2,976,830	(6,115) ††	24	—	—	—	(6,091)
Total							(12,932)	(16,602)	6,852	—	527,995	(564,381)
20	Columbia Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2018 (Unaudited)
†	By investing in the total return swap contract, the Fund gains exposure to the underlying investments that make up the custom basket/index without having to own the underlying investments directly. The components of the custom basket/index are available on Columbia Diversified Absolute Return Fund’s page of columbiathreadneedleus.com website.
††	Valuation based on significant unobservable inputs.
Notes to Consolidated Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at February 28, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.544%
	38,686,183	72,588,229	(63,867,897)	47,406,515	(314)	(4,381)	405,989	47,401,774
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Diversified Absolute Return Fund | Quarterly Report 2018	21

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	5,123,213	—	—	—	5,123,213
Consumer Staples	2,124,710	—	—	—	2,124,710
Energy	2,170,482	—	—	—	2,170,482
Financials	5,486,919	—	—	—	5,486,919
Health Care	4,773,714	—	—	—	4,773,714
Industrials	5,585,204	—	—	—	5,585,204
Information Technology	4,629,289	—	—	—	4,629,289
Materials	1,775,956	—	—	—	1,775,956
Real Estate	1,713,118	—	—	—	1,713,118
Telecommunication Services	465,445	—	—	—	465,445
Utilities	1,303,498	—	—	—	1,303,498
Total Common Stocks	35,151,548	—	—	—	35,151,548
Convertible Bonds	—	188,134	—	—	188,134
Exchange-Traded Funds	12,634,463	—	—	—	12,634,463
Money Market Funds	—	—	—	47,401,774	47,401,774
Total Investments	47,786,011	188,134	—	47,401,774	95,375,919
Investments Sold Short
22	Columbia Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Diversified Absolute Return Fund, February 28, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Common Stocks
Consumer Discretionary	(5,543,522)	—	—	—	(5,543,522)
Consumer Staples	(2,203,579)	—	—	—	(2,203,579)
Energy	(2,307,484)	—	—	—	(2,307,484)
Financials	(5,327,513)	—	—	—	(5,327,513)
Health Care	(4,754,393)	—	—	—	(4,754,393)
Industrials	(5,596,897)	—	—	—	(5,596,897)
Information Technology	(4,900,536)	—	—	—	(4,900,536)
Materials	(1,625,490)	—	—	—	(1,625,490)
Real Estate	(1,564,113)	—	—	—	(1,564,113)
Telecommunication Services	(430,775)	—	—	—	(430,775)
Utilities	(1,297,707)	—	—	—	(1,297,707)
Total Common Stocks	(35,552,009)	—	—	—	(35,552,009)
Total Investments Sold Short	(35,552,009)	—	—	—	(35,552,009)
Total Investments, Net of Investments Sold Short	12,234,002	188,134	—	47,401,774	59,823,910
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	309,441	—	—	309,441
Futures Contracts	455,893	—	—	—	455,893
Swap Contracts	—	668,078	527,995	—	1,196,073
Liability
Forward Foreign Currency Exchange Contracts	—	(205,846)	—	—	(205,846)
Futures Contracts	(293,467)	—	—	—	(293,467)
Swap Contracts	—	(309,863)	(564,381)	—	(874,244)
Total	12,396,428	649,944	(36,386)	47,401,774	60,411,760
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain swaps classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Columbia Diversified Absolute Return Fund | Quarterly Report 2018	23

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust I

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date April 20, 2018

By (Signature and Title) /s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date April 20, 2018